FINANCIAL STATEMENTS

Western - Southern Life Assurance Company Separate Account 1

YEAR ENDED DECEMBER 31, 2005 WITH REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

                     Western-Southern Life Assurance Company
                               Separate Account 1

                              Financial Statements

                          Year Ended December 31, 2005

                                    CONTENTS

Report of Independent Registered Public Accounting Firm ...................   1

Audited Financial Statements

Statements of Assets and Liabilities ......................................   2
Statements of Operations and Changes in Net Assets for the
Year ended December 31, 2005 ..............................................   4
Statements of Operations and Changes in Net Assets for the
Year ended December 31, 2004 ..............................................   6
Notes to Financial Statements .............................................   8

             Report of Independent Registered Public Accounting Firm

The Contractholders of Western-Southern Life Assurance Company Separate Account 1 and the Board of Directors of Western-Southern Life Assurance Company

We have audited the accompanying statements of assets and liabilities of Western-Southern Life Assurance Company Separate Account 1 (the Account), comprised of the sub-accounts listed in Note 2 to the financial statements, as of December 31, 2005, and the related statements of operations and changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Account's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures also included confirmation of investments owned as of December 31, 2005, by correspondence with the transfer agents. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective sub-accounts constituting the Western-Southern Life Assurance Company Separate Account 1 at December 31, 2005, and the results of their operations and changes in their net assets for each of the two years in the period then ended, in conformity with U.S. generally accepted accounting principles.


                                                          /s/ Ernst & Young, LLP

Cincinnati, Ohio
April 7, 2006

           Western-Southern Life Assurance Company Separate Account 1

                      Statements of Assets and Liabilities

                                December 31, 2005


                                                           AIM Variable                 The Alger American
                                                      Insurance Funds, Inc.                    Fund
                                                      (unaffiliated issuer)           (unaffiliated issuer)
                                                    --------------------------    ------------------------------
                                                                      V.I.
                                                                   Government         Small
                                                    V.I. Growth    Securities     Capitalization       Growth
                                                       Fund           Fund          Portfolio         Portfolio
                                                    Sub-Account    Sub-Account     Sub-Account       Sub-Account
                                                    --------------------------    ------------------------------
Assets
   Investments in securities of unaffiliated
    issuers, at fair value (cost $3,715,805;
    $810,164; $1,888,689; $4,278,206;
    $1,722,367; $2,969,377; $3,278,691;
    $4,499,155)                                     $ 4,074,443    $   777,668    $    2,592,505     $ 4,796,607
                                                    --------------------------    ------------------------------
         Total invested assets                        4,074,443        777,668         2,592,505       4,796,607

Other assets (liabilities)                                   17             (2)                2               9
                                                    --------------------------    ------------------------------

Net assets                                          $ 4,074,460    $   777,666    $    2,592,507     $ 4,796,616
                                                    ==========================    ==============================
Units Outstanding (000s)
   Touchstone Gold                                          597             50               260             492
   Touchstone Select - Death Benefit Option 1                18             11                 9              16
   Touchstone Select - Death Benefit Option 2                21              1                10              21
   Touchstone Select - Death Benefit Option 3                 8              1                 2               7

Unit Value
   Touchstone Gold                                  $      6.33    $     12.40    $         9.24     $      8.95
   Touchstone Select - Death Benefit Option 1       $      6.33    $     12.40    $         9.24     $      8.95
   Touchstone Select - Death Benefit Option 2       $      6.29    $     12.32    $         9.18     $      8.89
   Touchstone Select - Death Benefit Option 3       $      6.25    $     12.24    $         9.12     $      8.83

                                                   Scudder Asset
                                                    Management                                            PIMCO
                                                     VIT Fund             MFS Variable                  Variable
                                                   (unaffiliated         Insurance Trust             Insurance Trust
                                                      issuer)         (unaffiliated issuer)       (unaffiliated issuer)
                                                   -------------   ---------------------------    ---------------------
                                                                    Emerging
                                                                     Growth        Investors
                                                                     Series       Trust Series          Long-Term
                                                    Equity 500      - Initial      - Initial         U.S. Government
                                                    Index Fund        Class          Class           Bond Portfolio
                                                    Sub-Account    Sub-Account    Sub-Account          Sub-Account
                                                   -------------   ---------------------------    ---------------------
Assets
   Investments in securities of unaffiliated
    issuers, at fair value (cost $3,715,805;
    $810,164; $1,888,689; $4,278,206;
    $1,722,367; $2,969,377; $3,278,691;
    $4,499,155)                                     $ 2,039,573    $ 2,815,030    $  3,337,877         $ 4,422,914
                                                    -----------    ---------------------------         -----------
         Total invested assets                        2,039,573      2,815,030       3,337,877           4,422,914

Other assets (liabilities)                                    4             --            (441)            (12,848)
                                                    -----------    ---------------------------         -----------

Net assets                                          $ 2,039,577    $ 2,815,030    $  3,337,436         $ 4,410,066
                                                    ===========    ===========================         ===========

Units Outstanding (000s)
   Touchstone Gold                                          218            291             341                 265
   Touchstone Select - Death Benefit Option 1                 2             16              10                  12
   Touchstone Select - Death Benefit Option 2                10             13               5                   3
   Touchstone Select - Death Benefit Option 3                 2              7               7                   1

Unit Value
   Touchstone Gold                                  $      8.81    $      8.61    $       9.20         $     15.71
   Touchstone Select - Death Benefit Option 1       $      8.81    $      8.61    $       9.20         $     15.71
   Touchstone Select - Death Benefit Option 2       $      8.76    $      8.56    $       9.14         $     15.61
   Touchstone Select - Death Benefit Option 3       $      8.71    $      8.50    $       9.08         $     15.51


    SEE ACCOMPANYING NOTES

           Western-Southern Life Assurance Company Separate Account 1

                      Statements of Assets and Liabilities

                                December 31, 2005


                                               Putnam Variable
                                               Trust - Class IB                          Touchstone Variable
                                                (unaffiliated                                Series Trust
                                                   issuer)                               (affiliated issuer)
                                               ----------------  ------------------------------------------------------------------
                                                                                                            Eagle
                                                                    Baron       Emerging       Third        Capital      Enhanced
                                                 International      Small        Growth       Avenue      Appreciation   Dividend
                                                  Equity Fund     Cap Fund        Fund      Value Fund        Fund        30 Fund
                                                  Sub-Account    Sub-Account   Sub-Account  Sub-Account   Sub-Account   Sub-Account
                                               ----------------  ------------------------------------------------------------------
Assets
   Investments in securities of unaffiliated
    issuers, at fair value (cost $5,942,914)      $ 8,699,645    $        --   $        --  $        --   $         --  $        --

   Investments in securities of affiliated
    issuers, at fair value (cost $1,382,978;
    $21,301,019; $3,531,110; $1,611,168;
    $1,287,945; $3,102,135; $13,931,854;
    $13,211,597; $10,646,602; $7,363,428;
    $5,091,944)                                            --      1,614,356    20,382,548    4,785,078      1,884,977    1,388,126
                                                  -----------    ------------------------------------------------------------------
         Total invested assets                    $ 8,699,645      1,614,356    20,382,548    4,785,078      1,884,977    1,388,126

Other assets (liabilities)                                  1             (2)          191           (1)             3           (3)
                                                  -----------    ------------------------------------------------------------------

Net assets                                        $ 8,699,646    $ 1,614,354   $20,382,739  $ 4,785,077   $  1,884,980  $ 1,388,123
                                                  ===========    ==================================================================

Units Outstanding (000s)
   Touchstone Gold                                        492             93           448          288            225          151
   Touchstone Select - Death Benefit Option 1               8             --            12            6             --            2
   Touchstone Select - Death Benefit Option 2              14             --            25            6             --            4
   Touchstone Select - Death Benefit Option 3              15             --            10            1             --            1

Unit Value
   Touchstone Gold                                $     16.44    $     17.29   $     42.94  $     15.90   $       8.38  $      8.78
   Touchstone Select - Death Benefit Option 1     $     16.44    $        --   $     24.47  $     15.90   $         --  $      8.78
   Touchstone Select - Death Benefit Option 2     $     16.40    $        --   $     24.28  $     15.79   $         --  $      8.72
   Touchstone Select - Death Benefit Option 3     $     16.36    $        --   $     24.09  $     15.69   $         --  $      8.67

                                                                                Touchstone Variable
                                                                                   Series Trust
                                                                                (affiliated issuer)
                                                 ---------------------------------------------------------------------------------
                                                                Growth &                                                  Money
                                                 Value Plus      Income       Balanced     High Yield     Core Bond      Market
                                                    Fund          Fund          Fund          Fund          Fund          Fund
                                                 Sub-Account   Sub-Account   Sub-Account   Sub-Account   Sub-Account   Sub-Account
                                                 ---------------------------------------------------------------------------------
Assets
Investments in securities of unaffiliated
    issuers, at fair value (cost $5,942,914)     $        --   $        --   $        --   $        --   $        --   $        --

Investments in securities of affiliated
    issuers, at fair value (cost $1,382,978;
    $21,301,019; $3,531,110; $1,611,168;
    $1,287,945; $3,102,135; $13,931,854;
    $13,211,597; $10,646,602; $7,363,428;
    $5,091,944)                                    3,570,024    14,527,684    15,199,337    11,232,841     7,261,788     5,091,944
                                                 ---------------------------------------------------------------------------------
         Total invested assets                     3,570,024    14,527,684    15,199,337    11,232,841     7,261,788     5,091,944

Other assets (liabilities)                                 3           (13)           (7)            4             4       (22,694)
                                                 ---------------------------------------------------------------------------------

Net assets                                       $ 3,570,027   $14,527,671   $     15,19   $11,232,845   $ 7,261,792   $ 5,069,250
                                                 =================================================================================

Units Outstanding (000s)
   Touchstone Gold                                       294           620           567           826           423           467
   Touchstone Select - Death Benefit Option 1              3            13            20             4             2             2
   Touchstone Select - Death Benefit Option 2              9            22            26            16            15            11
   Touchstone Select - Death Benefit Option 3              2            21            21            20            18            13

Unit Value
   Touchstone Gold                               $     11.58   $     22.32   $     25.03   $     12.98   $     16.10   $     10.29
   Touchstone Select - Death Benefit Option 1    $     11.58   $     12.50   $     15.05   $     12.98   $     13.09   $     10.15
   Touchstone Select - Death Benefit Option 2    $     11.50   $     12.40   $     14.93   $     12.90   $     12.99   $     10.12
   Touchstone Select - Death Benefit Option 3    $     11.41   $     12.30   $     14.82   $     12.82   $     12.88   $     10.09


    SEE ACCOMPANYING NOTES

           Western-Southern Life Assurance Company Separate Account 1

               Statements of Operations and Changes in Net Assets

                          Year Ended December 31, 2005


                                                                    AIM V.I.     Alger American      Alger      Scudder VIT
                                                      AIM V.I.     Government        Small         American     Equity 500
                                                       Growth      Securities    Capitalization     Growth         Index
                                                     Sub-Account   Sub-Account    Sub-Account     Sub-Account   Sub-Account
                                                     -----------   -----------   --------------   -----------   -----------
Income:
   Dividends                                         $        --   $    25,266   $           --   $    12,708   $    34,529
   Miscellaneous income (loss)                              (493)           (4)             136          (511)        1,125

Expenses:
   Mortality and expense risk, and
   administrative charge                                  60,408        12,663           32,738        71,408        28,974
                                                     ----------------------------------------------------------------------

   Net investment income (loss)                          (60,901)       12,599          (32,602)      (59,211)        6,680
                                                     ----------------------------------------------------------------------

Realized and unrealized gain (loss) on investments:
   Net change in unrealized appreciation
   (depreciation) on investments                       1,569,354        (2,774)         542,861     1,295,780       (99,092)

   Realized gain distributions                                --            --               --            --            --
   Realized gain (loss) on sale of fund shares        (1,273,702)       (7,613)        (165,140)     (766,800)      157,401
                                                     ----------------------------------------------------------------------
Net realized and unrealized gain (loss)
   on investments                                        295,652       (10,387)         377,721       528,980        58,309
                                                     ----------------------------------------------------------------------
Net increase (decrease) in net assets resulting
   from operations                                       234,751         2,212          345,119       469,769        64,989
                                                     ----------------------------------------------------------------------

Contract owners activity:
   Payments received from contract owners                142,692        44,408          140,536       118,203        48,222

   Net transfers between subaccounts and/or
   fixed account                                        (136,822)      (78,138)         (69,282)     (172,145)        9,097

   Withdrawals and surrenders                         (1,396,943)     (311,638)        (431,841)   (2,072,229)     (440,306)

   Contract maintenance charge                            (5,377)       (1,018)          (2,505)       (7,327)       (1,884)
                                                     ----------------------------------------------------------------------
Net increase (decrease) from contract
   owners activity                                    (1,396,450)     (346,386)        (363,092)   (2,133,498)     (384,871)
                                                     ----------------------------------------------------------------------

Net increase (decrease) in net assets                 (1,161,699)     (344,174)         (17,973)   (1,663,729)     (319,882)

Net assets, at beginning of year                       5,236,159     1,121,840        2,610,480     6,460,345     2,359,459
                                                     ----------------------------------------------------------------------

Net assets, at end of year                           $ 4,074,460   $   777,666   $    2,592,507   $ 4,796,616   $ 2,039,577
                                                     ======================================================================

                                                       MFS VIT
                                                      Emerging       MFS VIT                     Putnam VT
                                                       Growth       Investors    PIMCO Long-   International
                                                       Series        Trust -      Term U.S.      Equity -
                                                       Initial       Initial     Government        Class
                                                        Class         Class         Bond            IB
                                                     Sub-Account   Sub-Account   Sub-Account   Sub-Account
                                                     -----------   -----------   -----------   -------------
Income:
   Dividends                                         $        --   $    19,840   $   287,571   $     138,023
   Miscellaneous income (loss)                              (274)         (257)         (306)            (19)

Expenses:
   Mortality and expense risk, and
   administrative charge                                  39,596        48,005        61,221         120,857
                                                     -------------------------------------------------------

   Net investment income (loss)                          (39,870)      (28,422)      226,044          17,147
                                                     -------------------------------------------------------

Realized and unrealized gain (loss) on investments:
   Net change in unrealized appreciation
   (depreciation) on investments                       1,188,816       418,690       (92,040)        213,809

   Realized gain distributions                                --            --            --              --

   Realized gain (loss) on sale of fund shares          (955,800)     (194,459)       11,861         642,918
                                                     -------------------------------------------------------
Net realized and unrealized gain (loss)
   on investments                                        233,016       224,231       (80,179)        856,727
                                                     -------------------------------------------------------
Net increase (decrease) in net assets resulting
   from operations                                       193,146       195,809       145,865         873,874
                                                     -------------------------------------------------------

Contract owners activity:
   Payments received from contract owners                101,871        84,474       981,038         249,408

   Net transfers between subaccounts and/or
   fixed account                                         (94,237)      240,744       147,002        (345,691)

   Withdrawals and surrenders                           (785,817)   (1,136,748)   (1,250,249)     (2,061,562)

   Contract maintenance charge                            (4,608)       (4,384)       (3,843)         (9,321)
                                                     -------------------------------------------------------
Net increase (decrease) from contract
   owners activity                                      (782,791)     (815,914)     (126,052)     (2,167,166)
                                                     -------------------------------------------------------

Net increase (decrease) in net assets                   (589,645)     (620,105)       19,813      (1,293,292)

Net assets, at beginning of year                       3,404,675     3,957,541     4,390,253       9,992,938
                                                     -------------------------------------------------------

Net assets, at end of year                           $ 2,815,030   $ 3,337,436   $ 4,410,066   $  8,699,646
                                                     =======================================================

                                                       Touchstone      Touchstone
                                                       Baron Small      Emerging
                                                           Cap           Growth
                                                       Sub-Account     Sub-Account
                                                       -----------     -----------
Income:
   Dividends                                           $        --     $        --
   Miscellaneous income (loss)                              (1,513)         (3,613)

Expenses:
   Mortality and expense risk, and
   administrative charge                                    18,968         269,891
                                                       ---------------------------

   Net investment income (loss)                            (20,481)       (273,504)
                                                       ---------------------------

Realized and unrealized gain (loss) on investments:
   Net change in unrealized appreciation
   (depreciation) on investments                            49,364      (2,833,163)

   Realized gain distributions                                  --       5,494,653

   Realized gain (loss) on sale of fund shares              60,980         153,614
                                                       ---------------------------
Net realized and unrealized gain (loss)
   on investments                                          110,344       2,815,104
                                                       ---------------------------
Net increase (decrease) in net assets resulting
   from operations                                          89,863       2,541,600
                                                       ---------------------------

Contract owners activity:
   Payments received from contract owners                  487,832       1,162,413

   Net transfers between subaccounts and/or
   fixed account                                            20,421        (439,852)

   Withdrawals and surrenders                             (148,388)     (4,432,534)

   Contract maintenance charge                              (1,087)        (21,788)
                                                       ---------------------------
Net increase (decrease) from contract
   owners activity                                         358,778      (3,731,761)
                                                       ---------------------------

Net increase (decrease) in net assets                      448,641      (1,190,161)

Net assets, at beginning of year                         1,165,713      21,572,900
                                                       ---------------------------

Net assets, at end of year                             $ 1,614,354     $20,382,739
                                                       ===========================


    SEE ACCOMPANYING NOTES

           Western-Southern Life Assurance Company Separate Account 1

                          Year Ended December 31, 2005


                                                     Touchstone     Touchstone
                                                        Third         Eagle       Touchstone                  Touchstone
                                                       Avenue        Capital       Enhanced     Touchstone     Growth &
                                                        Value      Appreciation   Dividend 30   Value Plus      Income
                                                     Sub-Account   Sub-Account    Sub-Account   Sub-Account   Sub-Account
                                                     -----------   ------------   -----------   -----------   -----------
Income:
   Dividends                                         $   122,034   $      1,699   $        (3)  $        --   $        --
   Miscellaneous income (loss)                              (304)          (728)         (350)         (322)       (1,220)

Expenses:
   Mortality and expense risk, and
   administrative charge                                  55,446         27,025        19,979        51,309       214,992
                                                     --------------------------------------------------------------------

   Net investment income (loss)                           66,284        (26,054)      (20,332)      (51,631)     (216,212)
                                                     --------------------------------------------------------------------

Realized and unrealized gain (loss) on investments:
   Net change in unrealized appreciation
   (depreciation) on investments                         259,385       (147,066)      (22,836)      107,323      (489,864)

   Realized gain distributions                               358             --            --            --       767,748

   Realized gain (loss) on sale of fund shares           286,530        146,026       (26,110)      (37,785)      (29,877)
                                                     --------------------------------------------------------------------
Net realized and unrealized gain (loss)
   on investments                                        546,273         (1,040)      (48,946)       69,538       248,007
                                                     --------------------------------------------------------------------
Net increase (decrease) in net assets resulting
   from operations                                       612,557        (27,094)      (69,278)       17,907        31,795
                                                     --------------------------------------------------------------------

Contract owners activity:
   Payments received from contract owners                689,853        243,745        47,639       111,034       286,887

   Net transfers between subaccounts and/or
   fixed account                                         273,054        (23,058)        6,644       (48,363)       75,088

   Withdrawals and surrenders                           (506,492)      (446,679)     (255,709)     (775,573)   (4,069,839)

   Contract maintenance charge                            (3,589)        (2,119)       (1,602)       (3,610)      (15,004)
                                                     --------------------------------------------------------------------
Net increase (decrease) from contract
   owners activity                                       452,826       (228,111)     (203,028)     (716,512)   (3,722,868)
                                                     --------------------------------------------------------------------

Net increase (decrease) in net assets                  1,065,383       (255,205)     (272,306)     (698,605)   (3,691,073)

Net assets, at beginning of year                       3,719,694      2,140,185     1,660,429     4,268,632    18,218,744
                                                     --------------------------------------------------------------------

Net assets, at end of year                           $ 4,785,077   $  1,884,980   $ 1,388,123   $ 3,570,027   $14,527,671
                                                     ====================================================================

                                                                    Touchstone
                                                     Touchstone     High Yield   Touchstone     Touchstone
                                                      Balanced         Bond       Core Bond    Money Market
                                                     Sub-Account   Sub-Account   Sub-Account   Sub-Account
                                                     -----------   -----------   -----------   ------------
Income:
   Dividends                                         $   163,810   $        --   $        --   $    198,162
   Miscellaneous income (loss)                            (2,619)         (319)         (790)        (1,369)

Expenses:
   Mortality and expense risk, and
   administrative charge                                 217,537       156,137       110,116         86,567
                                                     ------------------------------------------------------

   Net investment income (loss)                          (56,346)     (156,456)     (110,906)       110,226
                                                     ------------------------------------------------------

Realized and unrealized gain (loss) on investments:
   Net change in unrealized appreciation
   (depreciation) on investments                        (549,137)       80,035       238,132              3

   Realized gain distributions                           724,378            --            --             --

   Realized gain (loss) on sale of fund shares           650,562       303,143      (101,444)            --
                                                     ------------------------------------------------------
Net realized and unrealized gain (loss)
   on investments                                        825,803       383,178       136,688              3
                                                     ------------------------------------------------------
Net increase (decrease) in net assets resulting
   from operations                                       769,457       226,722        25,782        110,229
                                                     ------------------------------------------------------

Contract owners activity:
   Payments received from contract owners                720,362       794,612       248,486        108,350

   Net transfers between subaccounts and/or
   fixed account                                          60,490     1,109,682        72,133       (753,732)

   Withdrawals and surrenders                         (4,213,205)   (2,672,745)   (2,384,657)    (2,316,729)

   Contract maintenance charge                           (13,941)      (10,311)       (7,469)        (4,557)
                                                     ------------------------------------------------------
Net increase (decrease) from contract
   owners activity                                    (3,446,294)     (778,762)   (2,071,507)    (2,966,668)
                                                     ------------------------------------------------------

Net increase (decrease) in net assets                 (2,676,837)     (552,040)   (2,045,725)    (2,856,439)

Net assets, at beginning of year                      17,876,167    11,784,885     9,307,517      7,925,689
                                                     ------------------------------------------------------

Net assets, at end of year                           $15,199,330   $11,232,845   $ 7,261,792   $  5,069,250
                                                     ======================================================


    SEE ACCOMPANYING NOTES

           Western-Southern Life Assurance Company Separate Account 1

               Statements of Operations and Changes in Net Assets

                          Year Ended December 31, 2004


                                                                                                                Scudder VIT
                                                                    AIM V.I.     Alger American      Alger        Equity
                                                      AIM V.I.     Government        Small         American         500
                                                       Growth      Securities    Capitalization     Growth         Index
                                                     Sub-Account   Sub-Account    Sub-Account     Sub-Account   Sub-Account
                                                     -----------   -----------   --------------   -----------   -----------
Income:
   Dividends                                         $        --   $    42,435   $           --   $        --   $    24,474
   Miscellaneous income (loss)                              (627)         (105)            (130)         (792)        1,749

Expenses:
   Mortality and expense risk, and
   administrative charge                                  72,997        18,133           34,090        91,911        29,408
                                                     ----------------------------------------------------------------------

   Net investment income (loss)                          (73,624)       24,198          (34,220)      (92,704)       (3,184)
                                                     ----------------------------------------------------------------------

Realized and unrealized gain (loss) on investments:
   Net change in unrealized appreciation
   (depreciation) on investments                       1,800,855       (10,093)         737,511     1,441,535       101,035

   Realized gain distributions                                --            --               --            --            --

   Realized gain (loss) on sale of fund shares        (1,395,879)        1,710         (365,454)   (1,118,776)      103,508
                                                     ----------------------------------------------------------------------
Net realized and unrealized gain
   (loss) on investments                                 404,976        (8,383)         372,057       322,758       204,543
                                                     ----------------------------------------------------------------------
Net increase (decrease) in net assets
   resulting from operations                             331,352        15,815          337,837       230,055       201,359
                                                     ----------------------------------------------------------------------

Contract owners activity:
   Payments received from contract owners                 84,642        77,553          123,401       346,502       286,194

   Net transfers between subaccounts
   and/or fixed account                                  (40,051)     (238,453)         (75,189)     (104,680)      241,735

   Withdrawals and surrenders                           (849,462)     (352,105)        (293,121)   (1,231,443)     (380,405)

   Contract maintenance charge                            (6,730)       (1,390)          (2,806)       (9,336)       (1,843)
                                                     ----------------------------------------------------------------------
Net increase (decrease) from contract
   owners activity                                      (811,602)     (514,395)        (247,715)     (998,957)      145,681
                                                     ----------------------------------------------------------------------

Net increase (decrease) in net assets                   (480,250)     (498,580)          90,122      (768,903)      347,039

Net assets, at beginning of year                       5,716,409     1,620,420        2,520,358     7,229,248     2,012,420
                                                     ----------------------------------------------------------------------

Net assets, at end of year                           $ 5,236,159   $ 1,121,840   $    2,610,480   $ 6,460,345   $ 2,359,459
                                                     ======================================================================

                                                       MFS VIT
                                                      Emerging       MFS VIT
                                                       Growth       Investors    PIMCO Long-     Putnam VT
                                                       Series        Trust -      Term U.S.    International
                                                       Initial       Initial     Government      Equity -
                                                        Class         Class         Bond         Class IB
                                                     Sub-Account   Sub-Account   Sub-Account    Sub-Account
                                                     -----------   -----------   -----------   -------------
Income:
   Dividends                                         $        --   $    25,455   $   183,949   $     151,189
   Miscellaneous income (loss)                              (342)         (552)          (19)           (998)

Expenses:
   Mortality and expense risk, and
   administrative charge                                  45,588        53,641        60,292         131,411
                                                     -------------------------------------------------------

   Net investment income (loss)                          (45,931)      (28,737)      123,638          18,780
                                                     -------------------------------------------------------

Realized and unrealized gain (loss) on investments:
   Net change in unrealized appreciation
   (depreciation) on investments                       1,150,939       571,763       108,586         934,191

   Realized gain distributions                                --            --        65,554              --

   Realized gain (loss) on sale of fund shares          (750,558)     (178,807)      (29,034)        367,598
                                                     -------------------------------------------------------
Net realized and unrealized gain
   (loss) on investments                                 400,381       392,956       145,107       1,301,789
                                                     -------------------------------------------------------
Net increase (decrease) in net assets
   resulting from operations                             354,450       364,219       268,745       1,320,569
                                                     -------------------------------------------------------

Contract owners activity:
   Payments received from contract owners                 65,419        62,665       499,949         247,157

   Net transfers between subaccounts
   and/or fixed account                                 (112,455)     (119,595)     (419,555)       (194,962)

   Withdrawals and surrenders                           (404,297)     (595,966)     (894,681)     (1,722,063)

   Contract maintenance charge                            (5,542)       (5,324)       (3,747)        (10,658)
                                                     -------------------------------------------------------
Net increase (decrease) from contract
   owners activity                                      (456,874)     (658,220)     (818,035)     (1,680,526)
                                                     -------------------------------------------------------

Net increase (decrease) in net assets                   (102,424)     (294,001)     (549,290)       (359,957)

Net assets, at beginning of year                       3,507,099     4,251,542     4,939,544      10,352,895
                                                     -------------------------------------------------------

Net assets, at end of year                           $ 3,404,675   $ 3,957,541   $ 4,390,253   $   9,992,938
                                                     =======================================================

                                                     Touchstone    Touchstone
                                                     Baron Small    Emerging
                                                         Cap         Growth
                                                     Sub-Account   Sub-Account
                                                     -----------   -----------
Income:
   Dividends                                         $        --   $   392,451
   Miscellaneous income (loss)                             1,323        (4,094)

Expenses:
   Mortality and expense risk, and
   administrative charge                                   7,448       288,126
                                                     -------------------------

   Net investment income (loss)                           (6,125)      100,231
                                                     -------------------------

Realized and unrealized gain (loss) on investments:
   Net change in unrealized appreciation
   (depreciation) on investments                         174,123     1,062,011

   Realized gain distributions                                --       689,348

   Realized gain (loss) on sale of fund shares             7,780       271,888
                                                     -------------------------
Net realized and unrealized gain
   (loss) on investments                                 181,903     2,023,248
                                                     -------------------------
Net increase (decrease) in net assets
   resulting from operations                             175,778     2,123,480
                                                     -------------------------

Contract owners activity:
   Payments received from contract owners                548,546     1,628,377

   Net transfers between subaccounts
   and/or fixed account                                  194,038       357,314

   Withdrawals and surrenders                            (22,940)   (4,287,509)

   Contract maintenance charge                              (355)      (23,601)
                                                     -------------------------
Net increase (decrease) from contract
   owners activity                                       719,288    (2,325,420)
                                                     -------------------------

Net increase (decrease) in net assets                    895,066      (201,940)

Net assets, at beginning of year                         270,646    21,774,840
                                                     -------------------------

Net assets, at end of year                           $ 1,165,713   $21,572,900
                                                     =========================


    SEE ACCOMPANYING NOTES

           Western-Southern Life Assurance Company Separate Account 1

                          Year Ended December 31, 2004


                                                     Touchstone     Touchstone
                                                        Third         Eagle       Touchstone                  Touchstone
                                                       Avenue        Capital       Enhanced     Touchstone     Growth &
                                                        Value      Appreciation   Dividend 30   Value Plus      Income
                                                     Sub-Account   Sub-Account    Sub-Account   Sub-Account   Sub-Account
                                                     -----------   ------------   -----------   -----------   -----------
Income:
   Dividends                                         $     8,193   $     19,431   $    34,046   $    32,010   $   318,368
   Miscellaneous income (loss)                              (914)          (841)         (186)       (1,441)       (2,884)

Expenses:
   Mortality and expense risk, and
   administrative charge                                  42,243         27,713        21,374        57,831       253,579
                                                     --------------------------------------------------------------------

   Net investment income (loss)                          (34,964)        (9,123)       12,485       (27,262)       61,905
                                                     --------------------------------------------------------------------

Realized and unrealized gain (loss) on investments:
   Net change in unrealized appreciation
   (depreciation) on investments                         420,444        104,079       122,164       441,263     1,564,932

   Realized gain distributions                                --             --            --            --            --

   Realized gain (loss) on sale of fund shares           319,150        166,322       (78,167)      (43,826)     (111,169)
                                                     --------------------------------------------------------------------
Net realized and unrealized gain (loss)
   on investments                                        739,594        270,401        43,996       397,437     1,453,763
                                                     --------------------------------------------------------------------
Net increase (decrease) in net assets
   resulting from operations                             704,630        261,279        56,481       370,175     1,515,668
                                                     --------------------------------------------------------------------

Contract owners activity:
   Payments received from contract owners                687,946        185,342       256,903       166,524       407,536

   Net transfers between subaccounts
   and/or fixed account                                  460,411        (77,443)       71,870       156,014      (190,875)

   Withdrawals and surrenders                           (719,523)      (461,685)     (307,328)     (778,584)   (3,720,518)

   Contract maintenance charge                            (2,809)        (2,223)       (1,582)       (4,197)      (18,135)
                                                     --------------------------------------------------------------------
Net increase (decrease) from contract
   owners activity                                       426,026       (356,009)       19,862      (460,243)   (3,521,992)
                                                     --------------------------------------------------------------------

Net increase (decrease) in net assets                  1,130,656        (94,730)       76,344       (90,068)   (2,006,325)

Net assets, at beginning of year                       2,589,038      2,234,915     1,584,086     4,358,700    20,225,068
                                                     --------------------------------------------------------------------

Net assets, at end of year                           $ 3,719,694   $  2,140,185   $ 1,660,429   $ 4,268,632   $18,218,744
                                                     ====================================================================

                                                                   Touchstone
                                                     Touchstone    High Yield     Touchstone     Touchstone
                                                      Balanced        Bond         Core Bond    Money Market
                                                     Sub-Account   Sub-Account    Sub-Account   Sub-Account
                                                     -----------   -----------    -----------   ------------
Income:
   Dividends                                         $   146,699   $    842,315   $   368,723   $   113,366
   Miscellaneous income (loss)                            (3,390)        (1,828)       (1,103)         (852)

Expenses:
   Mortality and expense risk, and
   administrative charge                                 244,099        165,992       137,739       117,055
                                                     -------------------------------------------------------

   Net investment income (loss)                         (100,790)       674,495       229,880        (4,541)
                                                     -------------------------------------------------------

Realized and unrealized gain (loss) on investments:
   Net change in unrealized appreciation
   (depreciation) on investments                       1,250,954        142,027       (87,156)           --

   Realized gain distributions                                --             --            --            --

   Realized gain (loss) on sale of fund shares           261,733        139,685        45,838            --
                                                     -------------------------------------------------------
Net realized and unrealized gain (loss)
   on investments                                      1,512,687        281,713       (41,317)           --
                                                     -------------------------------------------------------
Net increase (decrease) in net assets
   resulting from operations                           1,411,897        956,208       188,563        (4,541)
                                                     -------------------------------------------------------

Contract owners activity:
   Payments received from contract owners                916,547        690,720       384,212       126,040

   Net transfers between subaccounts
   and/or fixed account                                  397,503        (64,417)     (282,421)      843,435

   Withdrawals and surrenders                         (3,732,846)    (2,930,252)   (2,116,795)   (3,364,557)

   Contract maintenance charge                           (15,480)       (11,801)       (8,826)       (5,984)
                                                     -------------------------------------------------------
Net increase (decrease) from contract
   owners activity                                    (2,434,275)    (2,315,750)   (2,023,830)   (2,401,067)
                                                     -------------------------------------------------------

Net increase (decrease) in net assets                 (1,022,378)    (1,359,543)   (1,835,267)   (2,405,608)

Net assets, at beginning of year                      18,898,545     13,144,427    11,142,784    10,331,297
                                                     -------------------------------------------------------

Net assets, at end of year                           $17,876,167   $ 11,784,885   $ 9,307,517   $ 7,925,689
                                                     =======================================================


    SEE ACCOMPANYING NOTES

          Western - Southern Life Assurance Company Separate Account 1

                         Notes to Financial Statements

                               December 31, 2005

1. ORGANIZATION

Western-Southern Life Assurance Company Separate Account 1 (the "Account") is a unit investment trust registered under the Investment Company Act of 1940 (the "1940 Act"), established by the Western-Southern Life Assurance Company (the "Company"), a life insurance company which is a wholly owned subsidiary of The Western and Southern Life Insurance Company. The Account is a funding vehicle for individual variable annuity contracts, and commenced operations on February 23, 1995, with the issuance of the first Touchstone Variable Annuity contract, now called the Touchstone Gold Variable Annuity. The first Touchstone Select Variable Annuity contract was issued on March 2, 1998.

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the Company's other assets and liabilities. The portion of the Account's assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business the Company may conduct. The variable annuity contracts are designed for individual investors and group plans that desire to accumulate capital on a tax-deferred basis for retirement or other long-term objectives. The variable annuity contracts are distributed across the United States through a network of broker-dealers and wholesalers.

2. SIGNIFICANT ACCOUNTING POLICIES

As of December 31, 2005, the Account has twenty investment sub-accounts: the AIM V.I. Growth Fund, AIM V.I. Government Securities Fund, Alger American Small Capitalization Portfolio, Alger American Growth Portfolio, Scudder Asset Management VIT Equity 500 Index Fund, MFS VIT Emerging Growth Series - Initial Class, MFS VIT Investors Trust Series - Initial Class, PIMCO VIT Long-Term U.S. Government Bond Portfolio, Putnam VT International Equity Fund - Class IB, Touchstone VST Baron Small Cap Fund, Touchstone VST Emerging Growth Fund, Touchstone VST Third Avenue Value Fund, Touchstone VST Eagle Capital Appreciation Fund, Touchstone VST Enhanced Dividend 30 Fund, Touchstone VST Value Plus Fund, Touchstone VST Growth & Income Fund, Touchstone VST Balanced Fund, Touchstone VST High Yield Bond Fund, Touchstone VST Core Bond Fund, and Touchstone VST Money Market Fund. Each sub-account is an open-ended diversified management investment company. Investments are made in the mutual funds, which value their investment securities at fair value. Each sub-account's value fluctuates on a day to day basis depending on the investment performance of the mutual fund in which it is invested.

A contractowner may also allocate funds to the Fixed Account, which is part of the general account of the Company. Due to exemptive and exclusionary provisions, interests in the Fixed Account have not been registered under the Securities Act of 1933 (the "1933 Act") and the Company's general account has not been registered as an investment company under the 1940 Act. Sub-account transactions are recorded on the trade date and income from dividends is recorded on the ex-dividend date. Realized gains and losses on the sales of investments are computed on the basis of specific identification.

Upon annuitization, the contract assets are transferred to the general account of the Company. Accordingly, contract reserves are recorded by the Company. See the related prospectus for a more detailed understanding of the variable annuity contracts.

          Western - Southern Life Assurance Company Separate Account 1

                          Notes to Financial Statements

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

The Account is not taxed separately because the operations of the Account are part of the total operations of the Company. The Company is taxed as a life insurance company under the Internal Revenue Code. Under existing federal income tax law, no taxes are payable on the investment income or on the capital gains of the Account.

The preparation of financial statements in conformity with U.S. generally accepted accounting requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

          Western - Southern Life Assurance Company Separate Account 1

                          Notes to Financial Statements

3. PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for the period ended December 31, 2005, were as follows:

                                                     PURCHASES         SALES
                                                    -----------     -----------

AIM Variable Insurance Funds, Inc.
  V.I. Growth Fund                                  $   126,204     $ 1,583,782
  V.I. Government Securities Fund                        76,562         410,397

The Alger American Fund
  Small Capitalization Portfolio                        250,636         646,530
  Growth Portfolio                                      260,774       2,453,555

Scudder Asset Management VIT Fund
  Equity 500 Index Fund                               2,173,584         608,619

MFS Variable Insurance Trust
  Emerging Growth Series - Initial Class                124,206         947,045
  Investors Trust Series - Initial Class                454,092       1,298,182

PIMCO Variable Insurance Trust
  Long-Term U.S. Government Bond Portfolio            1,552,441       1,430,011

Putnam Variable Trust - Class IB
  International Equity Fund - Class IB                  224,476       2,375,172

Touchstone Variable Series Trust
  Baron Small Cap                                       588,727         244,590
  Emerging Growth Fund                                6,165,354       4,662,171
  Third Avenue Value Fund                             1,140,052         606,509
  Eagle Capital Appreciation Fund                     1,949,574         448,378
  Enhanced Dividend 30 Fund                           1,548,937         246,286
  Value Plus Fund                                       176,201         912,506
  Growth & Income Fund                               17,630,889       3,666,951
  Balanced Fund                                       1,603,478       4,236,545
  High Yield Bond Fund                               16,085,336       5,738,601
  Core Bond Fund                                      9,648,672       2,186,668
  Money Market Fund                                   3,976,929       6,798,515

          Western - Southern Life Assurance Company Separate Account 1

                          Notes to Financial Statements

4. EXPENSES AND RELATED PARTY TRANSACTIONS

Certain deductions for administrative and risk charges are deducted pro rata from the accumulation unit values of each sub-account in order to compensate the Company for administrative expenses and for the assumption of mortality and expense risks. These charges are made daily at an annual effective rate of 1.35% for the Touchstone Gold Variable Annuity. For the Touchstone Select Variable Annuity, the effective rates are 1.35% for the Standard Death Benefit (Option
1), 1.45% for the Annual Step Up Death Benefit (Option 2), and 1.55% for the Accumulating Death Benefit (Option 3).

The Company also deducts an annual contract maintenance charge from the contract value on each contract anniversary and upon any full surrender. For the Touchstone Gold Variable Annuity, the contract maintenance charge is $35 for the first ten contract years and the lesser of (a) $35 and (b) 0.17% of the contract value after the tenth contract anniversary. For the Touchstone Select Variable Annuity, the contract maintenance charge is $40 for the first ten contract years, and if the contract value is less than $50,000 after the tenth Contract Anniversary, the charge is the lesser of (a) $40 or (b) 0.14% of the Contract Value.

Since no deduction for a sales charge is made from the payments received from contract owners, a surrender charge is imposed on certain surrenders and partial withdrawals by the Company to cover expenses relating to promotion, sale and distribution of the contracts. The surrender charge is assessed on each redemption, except for certain amounts excluded from charges under the contract. For the Touchstone Gold Variable Annuity, this charge ranges from 7% to 0% depending on the number of years since the payment was received. For the Touchstone Select Variable Annuity, this charge ranges from 8% to 0%, depending on the number of years since the payment was received.

          Western - Southern Life Assurance Company Separate Account 1

                          Notes to Financial Statements

5. CHANGES IN UNITS OUTSTANDING

The following table shows a summary of changes in units outstanding for variable annuity contracts for the years ended December 31, 2005 and 2004:

TOUCHSTONE GOLD VARIABLE ANNUITY


                                                                         2005
                                                  ----------------------------------------------------
                                                                             Transfers
                                                    Units         Units     between Sub-  Net Increase
                                                  Purchased     Redeemed      accounts     (Decrease)
                                                  ----------------------------------------------------
AIM V.I. Growth Fund                                 24,185     (214,305)      (22,533)     (212,653)

AIM V.I. Government Securities Fund                   3,559      (24,914)       (6,172)      (27,527)


Alger American Small Capitalization Portfolio        16,431      (46,316)       (8,923)      (38,808)

Alger American Growth Portfolio                      15,066     (221,937)      (22,030)     (228,901)


Scudder VIT Equity 500 Index Fund                     8,052      (51,862)          882       (42,928)


MFS VIT Emerging Growth Series - Initial Class       12,442      (90,487)      (12,564)      (90,609)

MFS VIT Investors Trust Series - Initial Class        9,373     (121,983)       25,670       (86,940)


PIMCO Long-Term U.S. Government Bond Portfolio       62,569      (79,037)        8,692        (7,776)


Putnam VT International Equity Fund - Class IB       16,165     (120,414)      (22,533)     (126,782)


Touchstone Baron Small Cap Fund                      29,733       (8,982)          979        21,730

Touchstone Emerging Growth Fund                      29,948     (103,541)      (10,962)      (84,555)

Touchstone Third Avenue Value Fund                   47,134      (33,455)       17,962        31,641

Touchstone Eagle Cap Appreciation Fund               29,175      (53,698)       (2,762)      (27,285)

Touchstone Enhanced Dividend 30 Fund                  5,300      (28,279)        1,357       (21,622)

Touchstone Value Plus Fund                            9,579      (61,899)       (4,375)      (56,695)

Touchstone Growth & Income Fund                       9,394     (170,857)        3,395      (158,068)

Touchstone Balanced Fund                             30,134     (167,731)        2,181      (135,416)

Touchstone High Yield Fund                           61,847     (198,465)       87,483       (49,135)

Touchstone Core Bond Fund                            15,194     (140,421)        4,529      (120,698)

Touchstone Money Market Fund                         10,266     (221,445)      (73,765)     (284,944)

                                                                         2004
                                                  ----------------------------------------------------
                                                                             Transfers
                                                    Units         Units     between Sub-  Net Increase
                                                  Purchased     Redeemed     accounts      (Decrease)
                                                  ----------------------------------------------------
AIM V.I. Growth Fund                                 13,806     (145,970)       (2,736)     (134,900)

AIM V.I. Government Securities Fund                   6,252      (28,552)      (19,214)      (41,514)


Alger American Small Capitalization Portfolio        16,633      (39,540)       (7,578)      (30,485)

Alger American Growth Portfolio                      44,025     (157,794)      (15,935)     (129,704)


Scudder VIT Equity 500 Index Fund                    36,349      (44,573)       29,337        21,113


MFS VIT Emerging Growth Series - Initial Class        8,388      (54,486)      (14,404)      (60,502)

MFS VIT Investors Trust Series - Initial Class        7,557      (71,779)       (8,737)      (72,959)


PIMCO Long-Term U.S. Government Bond Portfolio       33,902      (60,054)      (28,768)      (54,920)


Putnam VT International Equity Fund - Class IB       17,695     (127,586)      (14,204)     (124,095)


Touchstone Baron Small Cap Fund                      39,116       (1,605)       13,157        50,668

Touchstone Emerging Growth Fund                      46,763     (121,474)       10,107       (64,604)

Touchstone Third Avenue Value Fund                   57,009      (57,614)       36,420        35,815

Touchstone Eagle Cap Appreciation Fund               24,256      (60,309)      (10,365)      (46,418)

Touchstone Enhanced Dividend 30 Fund                 29,833      (35,542)        5,119          (590)

Touchstone Value Plus Fund                           15,484      (71,736)       19,693       (36,559)

Touchstone Growth & Income Fund                      19,367     (175,852)      (10,751)     (167,236)

Touchstone Balanced Fund                             40,680     (161,637)       14,966      (105,991)

Touchstone High Yield Fund                           56,111     (237,582)       (8,709)     (190,180)

Touchstone Core Bond Fund                            24,067     (129,113)      (17,569)     (122,615)

Touchstone Money Market Fund                         12,344     (323,933)       83,947      (227,642)


          Western - Southern Life Assurance Company Separate Account 1

                          Notes to Financial Statements

5. CHANGES IN UNITS OUTSTANDING (continued)

TOUCHSTONE SELECT VARIABLE ANNUITY - DEATH BENEFIT OPTION 1


                                                                         2005
                                                  ----------------------------------------------------
                                                                             Transfers
                                                    Units         Units     between Sub-  Net Increase
                                                  Purchased     Redeemed      accounts     (Decrease)
                                                  ----------------------------------------------------
AIM V.I. Growth Fund                                    259      (10,005)          662        (9,084)

AIM V.I. Government Securities Fund                       3           (2)            5             6


Alger American Small Capitalization Portfolio             7       (4,594)         (239)       (4,826)

Alger American Growth Portfolio                          88       (7,614)          172        (7,354)


Scudder VIT Equity 500 Index Fund                        21           (3)          194           212


MFS VIT Emerging Growth Series - Initial Class          232       (4,893)          231        (4,430)

MFS VIT Investors Trust Series - Initial Class           42       (1,201)        1,379           220


PIMCO Long-Term U.S. Government Bond Portfolio            1          (15)          844           830


Putnam VT International Equity Fund - Class IB          121       (3,892)          483        (3,288)


Touchstone Emerging Growth Fund                          33       (1,356)           (6)       (1,329)

Touchstone Third Avenue Value Fund                       --         (100)         (356)         (456)

Touchstone Enhanced Dividend 30 Fund                      8          (34)         (779)         (805)

Touchstone Value Plus Fund                               26          (25)          117           118

Touchstone Growth & Income Fund                          10       (3,368)         (677)       (4,035)

Touchstone Balanced Fund                                 --       (2,324)          919        (1,405)

Touchstone High Yield Fund                               63       (1,840)          208        (1,569)

Touchstone Core Bond Fund                                11       (6,316)          355        (5,950)

Touchstone Money Market Fund                            300       (1,107)         (406)       (1,213)

                                                                         2004
                                                  ----------------------------------------------------
                                                                             Transfers
                                                    Units         Units     between Sub-  Net Increase
                                                  Purchased     Redeemed     accounts      (Decrease)
                                                  ----------------------------------------------------
AIM V.I. Growth Fund                                    498       (4,157)       (4,635)       (8,294)

AIM V.I. Government Securities Fund                       3           (2)            6             7


Alger American Small Capitalization Portfolio            41         (492)       (4,439)       (4,890)

Alger American Growth Portfolio                         252       (3,012)       (1,517)       (4,277)


Scudder VIT Equity 500 Index Fund                        27           (3)           15            39


MFS VIT Emerging Growth Series - Initial Class          314         (632)       (2,543)       (2,861)

MFS VIT Investors Trust Series - Initial Class          104         (979)       (2,905)       (3,780)


PIMCO Long-Term U.S. Government Bond Portfolio            1           (2)          (26)          (27)


Putnam VT International Equity Fund - Class IB          184         (633)          809           360

Touchstone Emerging Growth Fund                          69         (921)          (13)         (865)

Touchstone Third Avenue Value Fund                        4          (99)        2,426         2,331

Touchstone Enhanced Dividend 30 Fund                     91         (591)           17          (483)

Touchstone Value Plus Fund                               64          (88)       (1,991)       (2,015)

Touchstone Growth & Income Fund                          89       (1,837)        3,602         1,854

Touchstone Balanced Fund                                 48         (962)        3,508         2,594

Touchstone High Yield Fund                              123         (640)           12          (505)

Touchstone Core Bond Fund                                99       (2,400)          218        (2,083)

Touchstone Money Market Fund                             37         (169)           18          (114)


          Western - Southern Life Assurance Company Separate Account 1

                          Notes to Financial Statements

5. CHANGES IN UNITS OUTSTANDING (continued)

TOUCHSTONE SELECT VARIABLE ANNUITY - DEATH BENEFIT OPTION 2


                                                                         2005
                                                  ----------------------------------------------------
                                                                             Transfers
                                                    Units         Units     between Sub-  Net Increase
                                                  Purchased     Redeemed      accounts     (Decrease)
                                                  ----------------------------------------------------
AIM V.I. Growth Fund                                    324       (4,717)       (1,292)       (5,685)

AIM V.I. Government Securities Fund                      22         (368)         (150)         (496)


Alger American Small Capitalization Portfolio            50         (203)          (94)         (247)

Alger American Growth Portfolio                         319      (11,767)          (61)      (11,509)


Scudder VIT Equity 500 Index Fund                       137       (2,567)           11        (2,419)


MFS VIT Emerging Growth Series - Initial Class          147       (2,550)         (974)       (3,377)

MFS VIT Investors Trust Series - Initial Class          109       (1,845)          (49)       (1,785)


PIMCO Long-Term U.S. Government Bond Portfolio            7       (1,129)           16        (1,106)


Putnam VT International Equity Fund - Class IB          356       (7,907)         (400)       (7,951)


Touchstone Emerging Growth Fund                          88      (13,602)         (190)      (13,704)

Touchstone Third Avenue Value Fund                        2       (1,105)          (28)       (1,131)

Touchstone Enhanced Dividend 30 Fund                     40         (474)           55          (379)

Touchstone Value Plus Fund                               85       (6,780)           54        (6,641)

Touchstone Growth & Income Fund                          56      (14,450)          319       (14,075)

Touchstone Balanced Fund                                 54       (5,432)           63        (5,315)

Touchstone High Yield Fund                              180       (7,478)          370        (6,928)

Touchstone Core Bond Fund                                98       (3,556)          127        (3,331)

Touchstone Money Market Fund                             67       (2,408)          116        (2,225)

                                                                         2004
                                                  ----------------------------------------------------
                                                                             Transfers
                                                    Units         Units     between Sub-  Net Increase
                                                  Purchased     Redeemed     accounts      (Decrease)
                                                  ----------------------------------------------------
AIM V.I. Growth Fund                                    692       (1,450)         (898)       (1,656)

AIM V.I. Government Securities Fund                      20         (124)         (212)         (316)


Alger American Small Capitalization Portfolio            85         (275)          (73)         (263)

Alger American Growth Portfolio                         639       (1,028)        3,048         2,659


Scudder VIT Equity 500 Index Fund                       170       (3,126)        1,001        (1,955)


MFS VIT Emerging Growth Series - Initial Class          269         (682)          (84)         (497)

MFS VIT Investors Trust Series - Initial Class          225       (2,173)       (3,010)       (4,958)


PIMCO Long-Term U.S. Government Bond Portfolio           12         (738)           12          (714)


Putnam VT International Equity Fund - Class IB          756       (1,379)         (801)       (1,424)


Touchstone Emerging Growth Fund                         292       (2,264)          (68)       (2,040)

Touchstone Third Avenue Value Fund                        9       (1,476)          106        (1,361)

Touchstone Enhanced Dividend 30 Fund                     42           (5)        2,825         2,862

Touchstone Value Plus Fund                               91         (259)       (2,023)       (2,191)

Touchstone Growth & Income Fund                         534       (3,823)         (306)       (3,595)

Touchstone Balanced Fund                                293       (5,780)            2        (5,485)

Touchstone High Yield Fund                              548       (1,588)         (332)       (1,372)

Touchstone Core Bond Fund                               188       (2,783)          128        (2,467)

Touchstone Money Market Fund                            101       (9,078)         (547)       (9,524)


          Western - Southern Life Assurance Company Separate Account 1

                          Notes to Financial Statements

5. CHANGES IN UNITS OUTSTANDING (continued)

TOUCHSTONE SELECT VARIABLE ANNUITY - DEATH BENEFIT OPTION 3


                                                                         2005
                                                  ----------------------------------------------------
                                                                             Transfers
                                                    Units         Units     between Sub-  Net Increase
                                                  Purchased     Redeemed      accounts     (Decrease)
                                                  ----------------------------------------------------
AIM V.I. Growth Fund                                     51       (6,704)          489        (6,164)

AIM V.I. Government Securities Fund                      --          (24)            1           (23)


Alger American Small Capitalization Portfolio            --       (1,223)         (131)       (1,354)

Alger American Growth Portfolio                          37      (14,956)          337       (14,582)


Scudder VIT Equity 500 Index Fund                        --          (23)           28             5


MFS VIT Emerging Growth Series - Initial Class           38       (1,481)          811          (632)

MFS VIT Investors Trust Series - Initial Class           --       (4,629)          366        (4,263)


PIMCO Long-Term U.S. Government Bond Portfolio           --          (19)           --           (19)


Putnam VT International Equity Fund - Class IB           37       (5,342)         (397)       (5,702)


Touchstone Emerging Growth Fund                          46       (6,390)         (366)       (6,710)

Touchstone Third Avenue Value Fund                       --          (93)          (27)         (120)

Touchstone Enhanced Dividend 30 Fund                     --          (33)           47            14

Touchstone Value Plus Fund                               --         (136)           33          (103)

Touchstone Growth & Income Fund                          58       (2,842)          393        (2,391)

Touchstone Balanced Fund                                 20       (7,421)         (313)       (7,714)

Touchstone High Yield Fund                               45       (2,278)          119        (2,114)

Touchstone Core Bond Fund                                --         (532)         (390)         (922)

Touchstone Money Market Fund                             15       (3,254)          219        (3,020)

                                                                         2004
                                                  ----------------------------------------------------
                                                                             Transfers
                                                    Units         Units     between Sub-  Net Increase
                                                  Purchased     Redeemed     accounts      (Decrease)
                                                  ----------------------------------------------------
AIM V.I. Growth Fund                                     --         (597)           79          (518)

AIM V.I. Government Securities Fund                      --          (36)          (49)          (85)


Alger American Small Capitalization Portfolio            --         (117)         (210)         (327)

Alger American Growth Portfolio                          --         (239)           65          (174)


Scudder VIT Equity 500 Index Fund                        --           (3)           (4)           (7)


MFS VIT Emerging Growth Series - Initial Class           --         (161)          994           833

MFS VIT Investors Trust Series - Initial Class           --         (227)         (222)         (449)


PIMCO Long-Term U.S. Government Bond Portfolio           --          (30)         (314)         (344)


Putnam VT International Equity Fund - Class IB          132         (615)         (650)       (1,133)


Touchstone Emerging Growth Fund                         109         (169)           17           (43)

Touchstone Third Avenue Value Fund                       --         (112)          (38)         (150)

Touchstone Enhanced Dividend 30 Fund                     --          (52)           17           (35)

Touchstone Value Plus Fund                               --         (175)       (1,301)       (1,476)

Touchstone Growth & Income Fund                         190         (697)         (821)       (1,328)

Touchstone Balanced Fund                                 65       (1,037)          875           (97)

Touchstone High Yield Fund                              145         (635)        2,412         1,922

Touchstone Core Bond Fund                                --       (1,132)         (683)       (1,815)

Touchstone Money Market Fund                             --         (776)           61          (715)


          Western - Southern Life Assurance Company Separate Account 1

                          Notes to Financial Statements

6. UNIT VALUES AND FINANCIAL HIGHLIGHTS

A summary of net assets, unit values and units outstanding for variable annuity contracts and the expense ratios, excluding expenses of the underlying funds, for the years ended December 31, 2005, 2004, 2003, 2002, 2001. Twenty unit values are calculated for the Touchstone Gold Variable Annuity. Eighteen unit values are calculated for each of the death benefit options in the Touchstone Select Variable Annuity.


                                                                       At December 31, 2005
                                                               ------------------------------------
                                                Beginning                   Ending
                                                Unit Value     Units      Unit Value     Net Assets
                                                  range        (000s)       range          (000s)
                                             ----------------  ------------------------------------
AIM Variable Insurance Funds, Inc.
    V.I. Growth Fund                         $ 5.90 to $ 5.97     644  $ 6.25 to $ 6.33  $    4,074
    V.I. Government Securities Fund           12.22 to 12.36       63   12.24 to 12.40          778
The Alger American Fund
    Small Capitalization Portfolio             7.93 to 8.02       281    9.12 to 9.24         2,593
    Growth Portfolio                           8.00 to 8.09       536    8.83 to 8.95         4,797
Scudder Asset Management VIT Fund
    Equity 500 Index Fund                      8.45 to 8.53       232    8.71 to 8.81         2,040
MFS Variable Insurance Trust
    Emerging Growth Series - Initial Class     7.91 to 7.99       327    8.50 to 8.61         2,815
    Investors Trust Series - Initial Class     8.60 to 8.69       363    9.08 to 9.20         3,338
PIMCO Variable Insurance Trust
    Long-Term U.S. Government Bond Portfolio  15.04 to 15.21      281   15.51 to 15.71        4,410
Putnam Variable Trust - Class IB
    International Equity Fund                 14.80 to 14.85      529   16.36 to 16.44        8,700
Touchstone Variable Series Trust
    Baron Small Cap                                16.27           93       17.29             1,614
    Emerging Growth Fund                      21.22 to 37.75      495   24.09 to 42.94       20,383
    Third Avenue Value Fund                   13.57 to 13.72      301   15.69 to 15.90        4,785
    Eagle Capital Appreciation Fund                8.49           225        8.38             1,885
    Enhanced Dividend 30 Fund                  9.08 to 9.18       158    8.67 to 8.78         1,388
    Value Plus Fund                           11.34 to 11.49      308   11.41 to 11.58        3,570
    Growth & Income Fund                      12.27 to 22.20      676   12.30 to 22.32       14,528
    Balanced Fund                             14.11 to 23.79      634   14.82 to 25.03       15,199
    High Yield Fund                           12.60 to 12.74      866   12.82 to 12.98       11,233
    Core Bond Fund                            12.87 to 16.04      458   12.88 to 16.10        7,262
    Money Market Fund                          9.94 to 10.11      493   10.09 to 10.29        5,069

                                                     For the period ended December 31, 2005
                                              -----------------------------------------------------
                                              Investment (1)  Expense Ratio (2)   Total Return (3)
                                               Income Ratio         range              range
                                              -----------------------------------------------------
AIM Variable Insurance Funds, Inc.
    V.I. Growth Fund                                --         1.35% to 1.55%      5.89% to 6.05%
    V.I. Government Securities Fund               2.66%        1.35% to 1.55%       .15% to 031%
The Alger American Fund
    Small Capitalization Portfolio                  --         1.35% to 1.55%     15.06% to 15.27%
    Growth Portfolio                               .23%        1.35% to 1.55%     10.36% to 10.57%
Scudder Asset Management VIT Fund
    Equity 500 Index Fund                         1.57%        1.35% to 1.55%      3.05% to 3.22%
MFS Variable Insurance Trust
    Emerging Growth Series - Initial Class          --         1.35% to 1.55%      7.48% to 7.80%
    Investors Trust Series - Initial Class        0.54%        1.35% to 1.55%      5.71% to 5.87%
PIMCO Variable Insurance Trust
    Long-Term U.S. Government Bond Portfolio      6.54%        1.35% to 1.55%      3.12% to 3.31%
Putnam Variable Trust - Class IB
    International Equity Fund                     1.48%        1.35% to 1.55%     10.51% to 10.72%
Touchstone Variable Series Trust
    Baron Small Cap                                 --              1.35%              6.26%
    Emerging Growth Fund                            --         1.35% to 1.55%     13.55% to 13.76%
    Third Avenue Value Fund                       2.87%        1.35% to 1.55%     15.62% to 15.86%
    Eagle Capital Appreciation Fund               0.08%             1.35%              -1.28%
    Enhanced Dividend 30 Fund                     0.08%        1.35% to 1.55%     -4.55% to -4.35%
    Value Plus Fund                                 --         1.35% to 1.55%       .62% to .82%
    Growth & Income Fund                            --         1.35% to 1.55%       .28% to .52%
    Balanced Fund                                 0.99%        1.35% to 1.55%      5.01% to 5.23%
    High Yield Fund                                 --         1.35% to 1.55%      1.71% to 1.91%
    Core Bond Fund                                  --         1.35% to 1.55%       .12% to .36%
    Money Market Fund                             3.05%        1.35% to 1.55%      1.56% to 1.79%


(1) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk, and administrative charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

(2) These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense risk, and administrative charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

(3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

          Western - Southern Life Assurance Company Separate Account 1

                          Notes to Financial Statements

6. UNIT VALUES AND FINANCIAL HIGHLIGHTS (continued)


                                                                       At December 31, 2004
                                                               ------------------------------------
                                                 Beginning                  Ending
                                                Unit Value     Units      Unit Value     Net Assets
                                                   range       (000s)       range          (000s)
                                             ----------------  ------------------------------------
AIM Variable Insurance Funds, Inc.
    V.I. Growth Fund                         $ 5.54 to $ 5.59     877  $ 5.90 to $ 5.97  $    5,236
    V.I. Government Securities Fund           12.10 to 12.21       91   12.22 to 12.36        1,122
The Alger American Fund
    Small Capitalization Portfolio             6.91 to 6.97       326    7.93 to 8.02         2,610
    Growth Portfolio                           7.70 to 7.77       799    8.00 to 8.09         6,460
Scudder Asset Management VIT Fund
    Equity 500 Index Fund                      7.76 to 7.81       277    8.45 to 8.53         2,359
MFS Variable Insurance Trust
    Emerging Growth Series - Initial Class     7.11 to 7.17       426    7.91 to 7.99         3,405
    Investors Trust Series - Initial Class     7.84 to 7.91       456    8.60 to 8.69         3,957
PIMCO Variable Insurance Trust
    Long-Term U.S. Government Bond Portfolio  14.20 to 14.33      289   15.04 to 15.21        4,390
Putnam Variable Trust - Class IB
    International Equity Fund                 12.94 to 12.95      673   14.80 to 14.85        9,993
Touchstone Variable Series Trust
    Baron Small Cap                                12.90           72       16.27             1,166
    Emerging Growth Fund                      19.23 to 34.14      602   21.22 to 37.75       21,573
    Third Avenue Value Fund                   10.94 to 11.04      271   13.57 to 13.72        3,719
    Eagle Capital Appreciation Fund                7.48           252        8.49             2,140
    Enhanced Dividend 30 Fund                  8.76 to 8.84       181    9.08 to 9.18         1,660
    Value Plus Fund                           10.42 to 10.54      372   11.34 to 11.49        4,268
    Growth & Income Fund                      11.31 to 20.44      854   12.27 to 22.20       18,219
    Balanced Fund                             13.07 to 22.00      784   14.11 to 23.79       17,876
    High Yield Fund                           11.68 to 11.79      925   12.60 to 12.74       11,785
    Core Bond Fund                            12.65 to 15.74      589   12.87 to 16.04        9,307
    Money Market Fund                          9.96 to 10.11      785    9.94 to 10.11        7,925

                                                     For the period ended December 31, 2004
                                              -----------------------------------------------------
                                              Investment (1)  Expense Ratio (2)   Total Return (3)
                                               Income Ratio         range              range
                                              -----------------------------------------------------
AIM Variable Insurance Funds, Inc.
    V.I. Growth Fund                                 --         1.35% to 1.55%    6.50% to 6.78%
    V.I. Government Securities Fund                3.09%        1.35% to 1.55%     .97% to 1.20%
The Alger American Fund
    Small Capitalization Portfolio                   --         1.35% to 1.55%   14.83% to 15.08%
    Growth Portfolio                                 --         1.35% to 1.55%    3.85% to 4.07%
Scudder Asset Management VIT Fund
    Equity 500 Index Fund                          1.12%        1.35% to 1.55%    8.94% to 9.18%
MFS Variable Insurance Trust
    Emerging Growth Series - Initial Class           --         1.35% to 1.55%   11.29% to 11.39%
    Investors Trust Series - Initial Class         0.62%        1.35% to 1.55%    9.62% to 9.89%
PIMCO Variable Insurance Trust
    Long-Term U.S. Government Bond Portfolio       3.94%        1.35% to 1.55%    5.92% to 6.15%
Putnam Variable Trust - Class IB
    International Equity Fund                      1.49%        1.35% to 1.55%   14.40% to 14.63%
Touchstone Variable Series Trust
    Baron Small Cap                                  --              1.35%            26.12%
    Emerging Growth Fund                           1.81%        1.35% to 1.55%   10.34% to 10.58%
    Third Avenue Value Fund                        0.26%        1.35% to 1.55%   24.01% to 24.24%
    Eagle Capital Appreciation Fund                0.89%             1.35%            13.44%
    Enhanced Dividend 30 Fund                      2.10%        1.35% to 1.55%    3.61% to 3.80%
    Value Plus Fund                                0.74%        1.35% to 1.55%    8.84% to 9.06%
    Growth & Income Fund                           1.66%        1.35% to 1.55%    8.44% to 8.67%
    Balanced Fund                                  0.80%        1.35% to 1.55%    7.93% to 8.18%
    High Yield Fund                                6.76%        1.35% to 1.55%    7.87% to 8.08%
    Core Bond Fund                                 3.61%        1.35% to 1.55%    1.75% to 1.91%
    Money Market Fund                              1.24%        1.35% to 1.55%    -.19% to .01%


          Western - Southern Life Assurance Company Separate Account 1

                          Notes to Financial Statements

6. UNIT VALUES AND FINANCIAL HIGHLIGHTS (continued)


                                                                        At December 31, 2003
                                                                ------------------------------------
                                                 Beginning                   Ending
                                                Unit Value      Units      Unit Value     Net Assets
                                                   range        (000s)       range          (000s)
                                              ----------------  ------------------------------------
AIM Variable Insurance Funds, Inc.
    V.I. Growth Fund                          $ 4.29 to $ 4.32     877  $ 5.54 to $ 5.59  $    5,236
    V.I. Government Securities Fund            12.16 to 12.25       91   12.10 to 12.21        1,122
The Alger American Fund
    Small Capitalization Portfolio                                 326    6.91 to 6.97         2,612
    Growth Portfolio                            5.79 to 5.83       799    7.70 to 7.77         6,459
Scudder Asset Management VIT Fund
    Equity 500 Index Fund                       6.15 to 6.18       277    7.76 to 7.81         2,361
MFS Variable Insurance Trust
    Emerging Growth Series - Initial Class      5.54 to 5.58       426    7.11 to 7.17         3,403
    Investors Trust Series - Initial Class      6.51 to 6.56       456    7.84 to 7.91         3,958
PIMCO Variable Insurance Trust
    Long-Term U.S. Government Bond Portfolio   13.88 to 13.98      289   14.20 to 14.33        4,391
Putnam Variable Trust - Class IB (a)
    International Equity Fund                      10.00           673   12.94 to 12.95        9,992
Touchstone Variable Series Trust
    Baron Small Cap (b)                            10.00            72       12.90             1,166
    Emerging Growth Fund                       13.26 to 23.49      602   19.23 to 34.14       21,575
    Third Avenue Value Fund (c)                 7.77 to 7.83       271   10.94 to 11.04        3,719
    Eagle Capital Appreciation Fund (d)             5.76           252        7.48             2,141
    Enhanced Dividend 30 Fund (i)               6.75 to 6.80       181    8.76 to 8.84         1,661
    Value Plus Fund                             8.16 to 8.23       372   10.42 to 10.54        4,268
    Growth & Income Fund                        8.65 to 15.59      854   11.31 to 20.44       18,216
    Balanced Fund                              10.92 to 18.34      784   13.07 to 22.00       17,878
    High Yield Fund                             9.57 to 9.64       925   11.68 to 11.79       11,783
    Core Bond Fund (e)                         12.41 to 15.41      589   12.65 to 15.74        9,306
    Money Market Fund                          10.00 to 10.14      785    9.96 to 10.11        7,928
    International Equity Fund (f)               6.05 to 9.35        --         --                 --
    Growth/Value Fund (g)                           5.39            --         --                 --
    Standby Income Fund (h)                    11.71 to 13.25       --         --                 --

                                                     For the period ended December 31, 2003
                                              -----------------------------------------------------
                                              Investment (1)  Expense Ratio (2)   Total Return (3)
                                               Income Ratio         range              range
                                              -----------------------------------------------------
AIM Variable Insurance Funds, Inc.
    V.I. Growth Fund                                 --        1.35% to 1.55%     29.24% to 29.49%
    V.I. Government Securities Fund                1.47%       1.35% to 1.55%      -.47% to -.28%
The Alger American Fund
    Small Capitalization Portfolio                   --        1.35% to 1.55%     40.17% to 40.45%
    Growth Portfolio                                 --        1.35% to 1.55%     33.10% to 33.36%
Scudder Asset Management VIT Fund
    Equity 500 Index Fund                          0.98%       1.35% to 1.55%     26.20% to 26.45%
MFS Variable Insurance Trust
    Emerging Growth Series - Initial Class           --        1.35% to 1.55%     28.24% to 28.49%
    Investors Trust Series - Initial Class         0.66%       1.35% to 1.55%     20.28% to 20.52%
PIMCO Variable Insurance Trust
    Long-Term U.S. Government Bond Portfolio       4.10%       1.35% to 1.55%      2.31% to 2.51%
Putnam Variable Trust - Class IB (a)
    International Equity Fund                        --        1.35% to 1.55%     29.37% to 29.54%
Touchstone Variable Series Trust
    Baron Small Cap (b)                              --             1.35%              29.01%
    Emerging Growth Fund                             --        1.35% to 1.55%     45.02% to 45.30%
    Third Avenue Value Fund (c)                    0.07%       1.35% to 1.55%     40.75% to 41.03%
    Eagle Capital Appreciation Fund (d)            0.20%            1.35%              29.95%
    Enhanced Dividend 30 Fund (i)                  1.10%       1.35% to 1.55%     29.85% to 30.10%
    Value Plus Fund                                0.93%       1.35% to 1.55%     27.74% to 27.99%
    Growth & Income Fund                           3.63%       1.35% to 1.55%     30.81% to 31.07%
    Balanced Fund                                  0.59%       1.35% to 1.55%     19.72% to 19.95%
    High Yield Fund                                8.27%       1.35% to 1.55%     22.09% to 22.34%
    Core Bond Fund (e)                             3.19%       1.35% to 1.55%      1.91% to 2.11%
    Money Market Fund                              1.45%       1.35% to 1.55%      -.41% to -.33%
    International Equity Fund (f)                  2.39%       1.35% to 1.55%            --
    Growth/Value Fund (g)                            --             1.35%                --
    Standby Income Fund (h)                        1.71%       1.35% to 1.55%            --


          Western - Southern Life Assurance Company Separate Account 1

                          Notes to Financial Statements

6. UNIT VALUES AND FINANCIAL HIGHLIGHTS (continued)


                                                                       At December 31, 2002
                                                               ------------------------------------
                                                Beginning                   Ending
                                                Unit Value                Unit Value
                                                lowest to      Units      lowest to      Net Assets
                                                 highest       (000s)      highest         (000s)
                                             ----------------  ------------------------------------
AIM Variable Insurance Funds, Inc.
    V.I. Growth Fund                         $ 6.31 to $ 6.34   1,224  $ 4.29 to $ 4.32  $    5,282
    V.I. Government Securities Fund           11.27 to 11.33      362   12.16 to 12.25        4,431
The Alger American Fund
    Small Capitalization Portfolio             6.78 to 6.82       350    4.93 to 4.96         1,736
    Growth Portfolio                           8.77 to 8.82     1,109    5.79 to 5.83         6,461
Scudder Asset Management VIT Fund (a)
    Equity 500 Index Fund                      8.03 to 8.06       195    6.15 to 6.18         1,203
MFS Variable Insurance Trust
    Emerging Growth Series - Initial Class     8.50 to 8.54       583    5.54 to 5.58         3,255
    Investors Trust Series - Initial Class     8.37 to 8.41       667    6.51 to 6.56         4,378
PIMCO Variable Insurance Trust
    Long-Term U.S. Government Bond Portfolio  11.99 to 12.05      551   13.88 to 13.98        7,699
Touchstone Variable Series Trust
    International Equity Fund                  8.05 to 12.40    1,113    6.05 to 9.35         9,995
    Emerging Growth Fund                      17.34 to 30.65      783   13.26 to 23.49       17,472
    Small Cap Value Fund                      10.19 to 10.25      163    7.77 to 7.83         1,273
    Growth/Value Fund                              8.57           122        5.39               659
    Large Cap Growth Fund (b)                      8.91            35        5.76               202
    Enhanced 30 Fund                           8.86 to 8.91       179    6.75 to 6.80         1,216
    Value Plus Fund                           11.29 to 11.37      399    8.16 to 8.23         3,282
    Growth & Income Fund                      10.32 to 18.57    1,198    8.65 to 15.59       17,990
    Balanced Fund                             12.20 to 20.45    1,075   10.92 to 18.34       19,037
    High Yield Fund                            9.45 to 9.50     1,325    9.57 to 9.64        12,761
    Bond Fund                                 11.68 to 14.47      992   12.41 to 15.41       15,065
    Standby Income Fund                       11.53 to 13.03    1,017   11.71 to 13.25       13,384
    Money Market Fund                             10.12           201       10.14             2,035

                                                     For the period ended December 31, 2002
                                              -----------------------------------------------------
                                                Investment      Expense Ratio       Total Return
                                               Income Ratio   lowest to highest   lowest to highest
                                              -----------------------------------------------------
AIM Variable Insurance Funds, Inc.
    V.I. Growth Fund                                --          1.35% to 1.55%   -32.03% to -31.89%
    V.I. Government Securities Fund               2.71%         1.35% to 1.55%     7.92% to 8.13%
The Alger American Fund
    Small Capitalization Portfolio                  --          1.35% to 1.55%   -27.35% to -27.21%
    Growth Portfolio                              0.04%         1.35% to 1.55%   -34.02% to -33.89%
Scudder Asset Management VIT Fund (a)
    Equity 500 Index Fund                         1.06%         1.35% to 1.55%   -23.50% to -23.35%
MFS Variable Insurance Trust
    Emerging Growth Series - Initial Class          --          1.35% to 1.55%   -34.77% to -34.64%
    Investors Trust Series - Initial Class        0.57%         1.35% to 1.55%   -22.17% to -22.02%
PIMCO Variable Insurance Trust
    Long-Term U.S. Government Bond Portfolio      6.45%         1.35% to 1.55%    15.79% to 16.02%
Touchstone Variable Series Trust
    International Equity Fund                     0.64%         1.35% to 1.55%   -24.75% to -24.60%
    Emerging Growth Fund                          1.78%         1.35% to 1.55%   -23.50% to -23.35%
    Small Cap Value Fund                            --          1.35% to 1.55%   -23.73% to -23.58%
    Growth/Value Fund                               --              1.35%             -37.15%
    Large Cap Growth Fund (b)                       --              1.35%             -35.36%
    Enhanced 30 Fund                              1.12%         1.35% to 1.55%   -23.85% to -23.70%
    Value Plus Fund                               0.88%         1.35% to 1.55%   -27.78% to -27.63%
    Growth & Income Fund                          3.28%         1.35% to 1.55%   -16.21% to -16.04%
    Balanced Fund                                 1.81%         1.35% to 1.55%   -10.48% to -10.30%
    High Yield Fund                               6.51%         1.35% to 1.55%     1.25% to 1.45%
    Bond Fund                                     8.29%         1.35% to 1.55%     6.28% to 6.49%
    Standby Income Fund                           3.02%         1.35% to 1.55%     1.51% to 1.71%
    Money Market Fund                             1.44%             1.35%               0.24%


(a) Fund name change from Deutsche Asset Management to Scudder Asset Management effective May 1, 2002

(b) Sub-Account name change from Touchstone Equity Fund to Touchstone Large Cap Growth Fund effective May 1, 2002

          Western - Southern Life Assurance Company Separate Account 1

                          Notes to Financial Statements

6. UNIT VALUES AND FINANCIAL HIGHLIGHTS (continued)


                                                                        At December 31, 2001
                                                                ------------------------------------
                                                 Beginning                   Ending
                                                 Unit Value                Unit Value
                                                 lowest to      Units      lowest to      Net Assets
                                                  highest       (000s)      highest         (000s)
                                              ----------------  ------------------------------------
AIM Variable Insurance Funds, Inc.
    V.I. Growth Fund                          $ 9.69 to $ 9.72  1,621   $ 6.31 to $ 6.34  $   10,276
    V.I. Government Securities Fund            10.75 to 10.79     160    11.27 to 11.33        1,810
The Alger American Fund
    Small Capitalization Portfolio              9.77 to 9.80      497     6.78 to 6.82         3,385
    Growth Portfolio                           10.10 to 10.13   1,593     8.77 to 8.82        14,046
Deutsche Asset Management VIT Fund
    Equity 500 Index Fund                       9.29 to 9.30      186     8.03 to 8.06         1,497
MFS Variable Insurance Trust
    Emerging Growth Series - Initial Class     12.97 to 13.02     763     8.50 to 8.54         6,519
    Investors Trust Series - Initial Class     10.11 to 10.15     970     8.37 to 8.41         8,159
PIMCO Variable Insurance Trust
    Long-Term U.S. Government Bond Portfolio   11.50 to 11.53     516    11.99 to 12.05        6,221
Touchstone Variable Series Trust
    International Equity Fund                  11.62 to 17.87   1,313    8.05 to 12.40        15,650
    Emerging Growth Fund                       18.08 to 31.91     988    17.34 to 30.65       28,878
    Small Cap Value Fund                        9.07 to 9.10      130    10.19 to 10.25        1,333
    Growth/Value Fund *                            10.00          121         8.57             1,042
    Equity Fund *                                  10.00           45         8.91               405
    Enhanced 30 Fund                           10.17 to 10.20     198     8.86 to 8.91         1,760
    Value Plus Fund                            11.57 to 11.63     530    11.29 to 11.37        6,024
    Growth & Income Fund                       11.07 to 19.87   1,463    10.32 to 18.57       26,286
    Balanced Fund                              12.07 to 20.19   1,301    12.20 to 20.45       25,768
    High Yield Fund                             8.97 to 9.00    1,620     9.45 to 9.50        15,383
    Bond Fund                                  11.00 to 13.60   1,163    11.68 to 14.47       16,544
    Standby Income Fund                        11.18 to 12.61   1,393    11.53 to 13.03       18,044
    Money Market Fund (a)                          10.00           98        10.12               996
    Income Opportunity Fund (b)                8.32 to 14.89       --          --                 --

                                                     For the period ended December 31, 2001
                                              -----------------------------------------------------
                                                Investment      Expense Ratio       Total Return
                                               Income Ratio   lowest to highest   lowest to highest
                                              -----------------------------------------------------
AIM Variable Insurance Funds, Inc.
    V.I. Growth Fund                               0.17%        1.35% to 1.55%   -34.90% to -34.77%
    V.I. Government Securities Fund                3.35%        1.35% to 1.55%     4.78% to 4.99%
The Alger American Fund
    Small Capitalization Portfolio                 0.04%        1.35% to 1.55%   -30.60% to -30.46%
    Growth Portfolio                               0.24%        1.35% to 1.55%   -13.17% to -13.00%
Deutsche Asset Management VIT Fund
    Equity 500 Index Fund                          0.79%        1.35% to 1.55%   -13.53% to -13.36%
MFS Variable Insurance Trust
    Emerging Growth Series - Initial Class           --         1.35% to 1.55%   -34.51% to -34.38%
    Investors Trust Series - Initial Class         0.71%        1.35% to 1.55%   -17.24% to -17.08%
PIMCO Variable Insurance Trust
    Long-Term U.S. Government Bond Portfolio       7.11%        1.35% to 1.55%     4.25% to 4.46%
Touchstone Variable Series Trust
    International Equity Fund                        --         1.35% to 1.55%   -30.76% to -30.62%
    Emerging Growth Fund                             --         1.35% to 1.55%    -4.12% to -3.93%
    Small Cap Value Fund                           0.38%        1.35% to 1.55%    12.40% to 12.63%
    Growth/Value Fund *                              --              1.35%            -14.27%
    Equity Fund *                                    --              1.35%            -10.90%
    Enhanced 30 Fund                               0.81%        1.35% to 1.55%   -12.81% to -12.63%
    Value Plus Fund                                1.13%        1.35% to 1.55%    -2.41% to -2.21%
    Growth & Income Fund                           3.38%        1.35% to 1.55%    -6.73% to -6.54%
    Balanced Fund                                  3.20%        1.35% to 1.55%     1.10% to 1.30%
    High Yield Fund                               16.91%        1.35% to 1.55%     5.29% to 5.50%
    Bond Fund                                      5.91%        1.35% to 1.55%     6.19% to 6.40%
    Standby Income Fund                            5.05%        1.35% to 1.55%     3.13% to 3.33%
    Money Market Fund (a)                          1.75%             1.35%             1.18%
    Income Opportunity Fund (b)                   10.37%        1.35% to 1.55%           --


(a)   For the period May 1, 2001 (commencement of operations) to December 31,
      2001

(b) For the period January 1, 2001 to June 25, 2001 (fund closed operations, remaining assets transferred to Touchstone High Yield Fund)

          Western - Southern Life Assurance Company Separate Account 1

                         Notes to Financial Statements

7. SHARES

A summary of shares invested for variable annuity contracts as of December 31, 2005 is listed below.

AIM Variable Insurance Funds, Inc.

    V.I. Growth Fund                                             236,200 shares

    V.I. Government Securities Fund                               65,515 shares

The Alger American Fund

    Small Capitalization Portfolio                               109,481 shares

    Growth Portfolio                                             122,207 shares

Scudder Asset Management VIT Fund

    Equity 500 Index Fund                                        155,573 shares

MFS Variable Insurance Trust

    Emerging Growth Series - Initial Class                       147,153 shares

    Investors Trust Series - Initial Class                       173,037 shares

PIMCO Variable Insurance Trust

    Long-Term U.S. Government Bond Portfolio                     402,083 shares

Putnam Variable Trust - Class IB

    International Equity Fund                                    535,034 shares

Touchstone Variable Series Trust

    Baron Small Cap Fund                                          81,164 shares

    Emerging Growth Fund                                       1,156,129 shares

    Third Avenue Value Fund                                      177,950 shares

    Eagle Capital Appreciation Fund                              144,443 shares

    Enhanced Dividend 30 Fund (a)                                156,320 shares

    Value Plus Fund                                              329,035 shares

    Growth & Income Fund                                       1,403,641 shares

    Balanced Fund                                                927,354 shares

    High Yield Fund                                            1,316,863 shares

    Core Bond Fund                                               706,400 shares

    Money Market Fund                                          5,091,943 shares

STATUTORY - BASIS FINANCIAL STATEMENTS


Western-Southern Life Assurance Company
Years Ended December 31, 2005 and 2004

                     Western-Southern Life Assurance Company

                              Financial Statements
                                (Statutory-Basis)

                     Years Ended December 31, 2005 and 2004


                                    CONTENTS

Report of Independent Registered Public Accounting Firm ...................... 1

Financial Statements

Balance Sheets (Statutory-Basis) ............................................. 2
Statements of Operations (Statutory-Basis) ................................... 3
Statements of Changes in Capital and Surplus (Statutory-Basis) ............... 4
Statements of Cash Flow (Statutory-Basis) .................................... 5
Notes to Financial Statements (Statutory-Basis) .............................. 6

             Report of Independent Registered Public Accounting Firm

The Board of Directors
Western-Southern Life Assurance Company

We have audited the accompanying statutory-basis balance sheets of Western-Southern Life Assurance Company as of December 31, 2005 and 2004, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flow for the years then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 2 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Ohio Insurance Department, which practices differ from U.S. generally accepted accounting principles. The variances between such practices and U.S. generally accepted accounting principles and the effects on the accompanying financial statements are described in Notes 2 and 9.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with U.S. generally accounting principles, the financial position of Western-Southern Life Assurance Company at December 31, 2005 and 2004, or the results of its operations or its cash flows for the years then ended.

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Western-Southern Life Assurance Company at December 31, 2005 and 2004, and the results of its operations and its cash flow for the years then ended in conformity with accounting practices prescribed or permitted by the Ohio Insurance Department.

As discussed in Note 2 to the financial statements, in 2005 the Company adopted Statement of Statutory Accounting Principles No. 88, which changed its method of accounting in investments in non-insurance subsidiaries, controlled, and affiliated entities.

                                                            /s/Ernst & Young LLP
Cincinnati, Ohio
April 5, 2006

                     Western-Southern Life Assurance Company

                        Balance Sheets (Statutory-Basis)


                                                                                           DECEMBER 31
                                                                                       2005            2004
                                                                                   ----------------------------
                                                                                         (IN THOUSANDS)
ADMITTED ASSETS
Cash and invested assets:
    Debt securities                                                                $  7,632,854    $  7,655,239
    Preferred and common stocks                                                         226,247         216,106
    Mortgage loans                                                                      398,985         429,118
    Policy loans                                                                         48,512          49,440
    Cash, cash equivalents and short-term investments                                   229,562         123,109
    Other invested assets                                                                73,004         130,400
                                                                                   ----------------------------
    Total cash and invested assets                                                    8,609,164       8,603,413

Premiums deferred and uncollected                                                        16,379          16,025
Investment income due and accrued                                                        90,177          88,197
Receivables from parent, subsidiaries and affiliates                                    353,778              --
Net deferred income tax asset                                                            30,928          34,581
Other assets                                                                              7,822           7,476
Separate account assets                                                                 130,151         148,883
                                                                                   ----------------------------
Total admitted assets                                                              $  9,238,399    $  8,898,574
                                                                                   ============================

LIABILITIES AND CAPITAL AND SURPLUS
Liabilities:
    Policy reserves                                                                $  7,782,259    $  7,727,976
    Liability for deposit-type contracts                                                 57,031          49,540
    Policy and contract claims in process of settlement                                   4,307           4,863
    Amounts due to affiliates:
       Federal income taxes payable                                                       5,743          12,816
       General expenses                                                                   8,886             982
    Liability for temporary investments held for affiliates                             105,674         137,081
    Borrowed money and interest                                                          23,314              --
    Other liabilities                                                                   458,340         248,626
    Interest maintenance reserve                                                         13,898          21,864
    Asset valuation reserves                                                             70,694          53,039
    Separate account liabilities                                                        130,151         148,883
                                                                                   ----------------------------
    Total liabilities                                                                 8,660,297       8,405,670

Capital and surplus:
    Common stock, $1 par value, authorized 10,000 shares,
      issued and outstanding 2,500 shares                                                 2,500           2,500
    Paid-in surplus                                                                     379,941         379,941
    Accumulated surplus                                                                 195,661         110,463
                                                                                   ----------------------------
    Total capital and surplus                                                           578,102         492,904
                                                                                   ----------------------------
Total liabilities and capital and surplus                                          $  9,238,399    $  8,898,574
                                                                                   ============================


SEE ACCOMPANYING NOTES.

                     Western-Southern Life Assurance Company

                   Statements of Operations (Statutory-Basis)


                                                                                      YEAR ENDED DECEMBER 31
                                                                                       2005            2004
                                                                                   ----------------------------
                                                                                          (IN THOUSANDS)
Revenue:
    Premiums                                                                       $    886,659    $  1,032,499
    Net investment income                                                               496,917         489,552
    Considerations for supplementary contracts with life contingencies                    2,784           3,948
    Reserve adjustments on reinsurance ceded                                            (52,973)        (46,310)
    Other                                                                                   162             179
                                                                                   ----------------------------
                                                                                      1,333,549       1,479,868

Policy benefits and expenses:
    Death benefits                                                                        7,311           8,105
    Annuity benefits                                                                    203,831         178,803
    Surrender benefits                                                                  840,368         545,553
    Other benefits                                                                          498             405
    Increase in policy reserves and other policyholders' funds                           59,177         513,043
    Commissions on premiums                                                              53,420          60,162
    General expenses                                                                     68,731          64,254
    Net transfers from separate accounts                                                (27,266)        (22,682)
                                                                                   ----------------------------
                                                                                      1,206,070       1,347,643
                                                                                   ----------------------------
Gain from operations before federal income tax expense
    and net realized capital gains                                                      127,479         132,225

Federal income tax expense                                                               35,094          28,455
                                                                                   ----------------------------
Net gain from operations before net realized capital gains                               92,385         103,770

Net realized capital gains                                                                4,016          10,233
                                                                                   ----------------------------
Net income                                                                         $     96,401    $    114,003
                                                                                   ============================


SEE ACCOMPANYING NOTES.

                     Western-Southern Life Assurance Company

         Statements of Changes in Capital and Surplus (Statutory-Basis)


                                                                                      YEAR ENDED DECEMBER 31
                                                                                       2005            2004
                                                                                   ----------------------------
                                                                                          (IN THOUSANDS)

Capital and surplus, beginning of year                                             $    492,904    $    421,058
Net income                                                                               96,401         114,003
Change in net unrealized gains (net of deferred tax charge of
    of $640 in 2005 and $2,156 in 2004 )                                                 (1,033)           (921)
Change in net deferred income tax asset                                                  (5,745)        (14,297)
Change in nonadmitted assets                                                              3,046           1,133
Change in asset valuation reserve                                                       (17,391)        (28,072)
Cumulative effect of change in accounting principle                                       9,920              --
                                                                                   ----------------------------
Capital and surplus, end of year                                                   $    578,102    $    492,904
                                                                                   ============================


SEE ACCOMPANYING NOTES.

                    Western-Southern Life Assurance Company

                    Statements of Cash Flow (Statutory-Basis)


                                                                                      YEAR ENDED DECEMBER 31
                                                                                       2005            2004
                                                                                   ----------------------------
                                                                                          (IN THOUSANDS)
CASH FROM OPERATIONS:
    Premium and annuity considerations                                             $    888,510    $  1,034,612
    Net investment income received                                                      504,165         485,841
    Benefits paid                                                                    (1,048,742)       (730,720)
    Net transfers from separate accounts                                                 27,180          22,967
    Insurance and general expenses                                                     (118,510)       (131,937)
    Federal income taxes paid to parent                                                 (40,590)        (26,235)
    Other, net                                                                          (52,811)        (46,132)
                                                                                   ----------------------------
    Net cash from operations                                                            159,202         608,396
                                                                                   ----------------------------

CASH FROM INVESTMENTS:
    Proceeds from investments sold, matured or repaid:
       Bonds                                                                          3,543,208       4,949,674
       Stocks                                                                         1,671,500       1,110,754
       Mortgage loans                                                                    59,414          45,921
       Real estate                                                                           --           8,524
       Other invested assets                                                             15,544          13,028
       Miscellaneous proceeds                                                                --         177,174
                                                                                   ----------------------------
    Net proceeds from investments sold, matured or repaid                             5,289,666       6,305,075

    Cost of investments acquired:
       Bonds                                                                         (3,560,231)     (5,524,700)
       Stocks                                                                        (1,645,759)     (1,109,435)
       Mortgage loans                                                                   (29,431)        (39,361)
       Real estate                                                                           --            (146)
       Other invested assets                                                             (9,490)        (15,996)
       Miscellaneous applications                                                      (171,267)             --
                                                                                   ----------------------------
    Total cost of investments acquired                                               (5,416,178)     (6,689,638)

    Net change in policy and other loans                                                    928             245
                                                                                   ----------------------------
    Net cash for investments                                                           (125,584)       (384,318)
                                                                                   ----------------------------

CASH FROM FINANCING AND MISCELLANEOUS SOURCES:
    Borrowed money                                                                       23,314        (118,480)
    Net deposits on deposit-type contract funds and other insurance liabilities              (7)             --
    Other cash provided (applied)                                                        49,528         (89,345)
                                                                                   ----------------------------
    Net cash from (for) financing and miscellaneous sources                              72,835        (207,825)
                                                                                   ----------------------------

    Net change in cash, cash equivalents and short-term investments                     106,453          16,253
    Cash, cash equivalents and short-term investments:
       Beginning of year                                                                123,109         106,856
                                                                                   ----------------------------
       End of year                                                                 $    229,562    $    123,109
                                                                                   ============================


SEE ACCOMPANYING NOTES.

                     Western-Southern Life Assurance Company

                 Notes to Financial Statements (Statutory-Basis)

                                December 31, 2005

1. ORGANIZATION AND NATURE OF BUSINESS

Western-Southern Life Assurance Company (the Company), a stock life insurance company, is a wholly-owned subsidiary of The Western and Southern Life Insurance Company (Western and Southern), a stock life insurance company. The Company is domiciled in Ohio.

The Company offers individual annuities and interest-sensitive life insurance products through Western and Southern agents and various financial institutions. The Company is licensed in 46 states, the District of Columbia and Guam, actively selling in twenty-one states, and 92% of its field force is located in eighteen Midwest and South-central states.

In June 2004, Western and Southern announced that its parent, Western & Southern Mutual Holding Company (Mutual Holding), agreed to form a strategic alliance with Lafayette Life Mutual Insurance Holding Company, Inc. (Lafayette). The boards of directors of Mutual Holding and Lafayette approved an agreement for a mutual merger between the two enterprises. As a result of the merger, the subsidiaries of Lafayette, including The Lafayette Life Insurance Company (Lafayette Life) became members of Mutual Holding, effective June 15, 2005. This transaction will not affect premiums or change policy benefits, guaranteed values or other policy obligations for the Company's policyholders.

2. SIGNIFICANT ACCOUNTING POLICIES

BASIS OF PRESENTATION

The accompanying financial statements of the Company have been prepared in conformity with accounting practices prescribed by the Ohio Insurance Department (the Department). These practices differ in some respects from accounting principles generally accepted in the United States (GAAP). The more significant differences are:

      o Certain assets are excluded from the balance sheet as "nonadmitted assets" (principally a portion of deferred tax assets) for statutory reporting purposes.

      o Fixed income securities (including preferred stocks) are carried at amortized cost or market value based on their National Association of Insurance Commissioners' (NAIC) rating.

                     Western-Southern Life Assurance Company

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

o Deferred income tax assets are limited to 1) the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse by the end of the subsequent calendar year, plus 2) the lesser of the remaining gross deferred income tax assets expected to be realized within one year of the balance sheet date or 10% of capital and surplus excluding any net deferred income tax assets, electronic data processing equipment and operating software and any positive goodwill, plus 3) the amount of remaining gross deferred income tax assets that can be offset against existing gross deferred income tax liabilities. The remaining deferred income tax assets are nonadmitted. Deferred income taxes do not include amounts for state taxes. Under GAAP, state income taxes are included in the computation of deferred income taxes, a deferred income tax asset is recorded for the amount of gross deferred income tax assets expected to be realized in future years, and a valuation allowance is established for deferred income tax assets not realizable.

o The accounts and operations of the Company's subsidiaries are not consolidated with the accounts and operations of the Company as would be required under GAAP.

o The costs of acquiring and renewing business, such as commissions, certain costs of policy underwriting and issuance and certain variable agency expenses have not been deferred for statutory reporting purposes.

o For statutory reporting purposes, the Company defers the portion of realized capital gains and losses (using a formula prescribed by the NAIC) on sales of fixed income investments, principally debt securities and mortgage loans, attributable to changes in the general level of interest rates. Those deferrals are amortized over the remaining period to maturity of the individual security sold. The deferral, net of federal income taxes, is reported in the accompanying balance sheets as the "interest maintenance reserve" (IMR). Realized capital gains and losses are reported in income net of federal income tax and transfers to the IMR. Under GAAP, realized capital gains and losses would be reported in the statement of operations on a pretax basis in the period that the assets giving rise to the gains or losses are sold.

o For statutory reporting purposes, the "asset valuation reserve" (AVR) is determined by an NAIC prescribed formula and is reported as a liability with changes reflected directly in accumulated surplus; AVR is not recognized under GAAP.

o Certain policy reserves are calculated based on statutorily required interest and mortality assumptions rather than on estimated expected experience or actual account balances as would be required by GAAP.

                     Western-Southern Life Assurance Company

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

      o Revenues for universal life and annuity policies with mortality or morbidity risk, except for guaranteed interest and group annuity contracts, consist of the entire premium received and benefits incurred represent the total of death benefits paid and the change in policy reserves. Premiums received for annuity policies without mortality or morbidity risk and for guaranteed interest and group annuity contracts are recorded using deposit accounting, and credited directly to an appropriate policy reserve account, without recognizing premium income. Under GAAP, premiums received in excess of policy charges would not be recognized as premium revenue and benefits would represent the excess of benefits paid over the policy account value and interest credited to the account values.

See Note 9 for a reconciliation of the Company's capital and surplus and net income from statutory to GAAP. Other significant statutory accounting practices are as follows:

REVENUES AND EXPENSES

Life and accident and health premiums are recognized as revenue when due. Premiums for annuity policies with mortality and morbidity risk, except for guaranteed interest and group annuity contracts, are also recognized as revenue when due. Premiums received for annuity policies without mortality or morbidity risk and for guaranteed interest and group annuity contracts are recorded using deposit accounting. Commissions and other costs of acquiring the policies are charged to expense when incurred.

VALUATION OF INVESTMENTS

Debt securities and stocks are valued as prescribed by the NAIC. Debt securities are valued principally at amortized cost using the interest method, redeemable preferred stocks, which have characteristics of debt securities and are rated as high quality or better, are valued at cost and all other stocks are valued at market value as determined by the Securities Valuation Office of the NAIC and the related net unrealized capital gains (losses) are reported in unassigned surplus along with any adjustment for federal income taxes.

Single class and multi-class mortgage-backed/asset-backed securities are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium of such securities using the retrospective adjustment method. Prepayment assumptions are obtained from an external source and are based on the current interest rate and economic environment.

                     Western-Southern Life Assurance Company

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

The Company's subsidiaries are reported at their underlying GAAP equity. The net change in the subsidiaries' equity is included in the change in net unrealized capital gains or losses. Dividends received from subsidiaries are included in "net investment income" in the statements of operations.

Mortgage loans are reported at unpaid principal balances, less an allowance for impairment. A mortgage loan is considered to be impaired when it is probably that the Company will be unable to collect all principal and interest amounts due according to the contractual terms of the mortgage agreement.

Real estate held for the production of income is reported at depreciated cost net of related obligations. Real estate that the Company has the intent to sell is reported at the lower of depreciated cost or fair value, net of related obligations. Depreciation is computed by the straight-line method over the estimated useful life of the properties.

Property acquired in satisfaction of debt is recorded at the lower of cost less accumulated depreciation or fair market value.

Policy loan values are carried at outstanding indebtedness not in excess of policy cash surrender value.

Joint ventures, partnerships, and limited liability corporations are carried at the Company's interest in the underlying GAAP equity of the investee. Undistributed earnings allocated to the Company are reported in the change in net unrealized capital gains or losses. Distributions from earnings of the joint venture or partnership are reported as net investment income when received.

The asset valuation reserve provides a reserve, recorded through unassigned surplus, against fluctuations in the market values of debt securities, stocks, mortgage loans, real estate and other invested assets. The interest maintenance reserve defers the recognition of realized capital gains and losses resulting from changes in interest rates on fixed income investments sold and amortizes the gains and losses into investment income over the approximate remaining life of the investments sold. The net loss deferred as a result of recording the interest maintenance reserve was $3.1 million and $2.3 million, net of federal income tax benefit of $1.6 million and $1.3 million, in 2005 and 2004, respectively.

                     Western-Southern Life Assurance Company

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Realized capital gains and losses from sales of securities are determined on the basis of specific identification and recognized on the trade date. Realized capital gains and losses, adjusted for federal income taxes and the interest maintenance reserve, are included in the determination of net income. Adjustments to fair market value for other than temporary declines in value of debt securities, mortgage loans, property acquired in satisfaction of debt and real estate are treated as realized losses and are included in net income. Adjustments for declines, which are not other than temporary, and for valuation reserves are treated as unrealized losses. Unrealized gains and losses on all investments are reported as adjustments to unassigned surplus.

POLICY RESERVES

Policy reserves for life insurance and supplemental benefits are developed by using accepted actuarial methods and are computed principally on the Commissioner's Reserve Valuation Method. The following mortality tables and interest rates are used:

                                                        PERCENTAGE OF RESERVES
                                                        ----------------------
                                                          2005          2004
                                                        ----------------------
Life insurance:
   1958 and 1980 Commissioners Standard Ordinary,
   3 1/2% -5 1/2%                                          13.1%          12.9%
Annuities:
   Various, 2 1/2 -8 1/4%                                  86.7           86.9
Supplemental benefits:
   Various, 2 1/2% -8 1/4%                                  0.2            0.2
                                                        ----------------------
                                                          100.0%         100.0%
                                                        ======================

The establishment of appropriate reserves is an inherently uncertain process, and there can be no assurance that the ultimate liabilities will not exceed the Company's policy reserves and have an adverse effect on the Company's results of operations and financial condition. Due to the inherent uncertainty of estimating reserves, it has been necessary, and may over time continue to be necessary, to revise estimated future liabilities as reflected in the Company's policy reserves.

Surrender values on policies do not exceed the corresponding benefit reserves. Additional reserves are established when the results of cash flow testing under various interest rate scenarios indicate the need for such reserves or the net premiums exceed the gross premiums on any insurance in force.

                     Western-Southern Life Assurance Company

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

For substandard table ratings, mean reserves are based on 125% to 500% of standard mortality rates. For flat extra ratings, mean reserves are based on the standard or substandard mortality rates increased by the cost of the additional mortality indicated by the rating.

As of December 31, 2005 and 2004, reserves of $7.1 million and $12.7 million, respectively, are recorded on inforce amounts of $1,636.8 million and $2,806.7 million, respectively, for which gross premiums are less than the net premiums according to the standard of valuation required by the Department.

Tabular interest, tabular less actual reserves released, and tabular cost have been determined by formula. Tabular interest on funds not involving life contingencies is calculated as one-hundredth of the product of such valuation rate of interest times the mean of the amount of funds subject to such valuation rate of interest held at the beginning and end of the year of valuation.

The Company waives deduction of deferred fractional premiums on the death of life and annuity policy insureds and returns any premium beyond the date of death.

The liabilities related to guaranteed investment contracts and policyholder funds left on deposit with the Company generally are equal to fund balances less applicable surrender charges.

POLICY AND CONTRACT CLAIMS

Policy and contract claims in process of settlement represent the estimated ultimate net cost of all reported and unreported claims incurred through December 31, 2005 and 2004. The reserves for unpaid claims are estimated using individual case-basis valuations and statistical analysis. These estimates are subject to the effects of trends in claim severity and frequency. Although considerable variability is inherent in such estimates, management believes that the reserves for claims are adequate. The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes known; such adjustments are included in current operations.

                     Western-Southern Life Assurance Company

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

BORROWED MONEY

The Company has entered into several dollar-roll reverse repurchase agreements. For repurchase agreements, the Company is required to maintain a minimum of 102% of the fair value of securities sold under the agreements as collateral. The transactions have been reflected as financing transactions requiring the asset sold and the liability for the repurchase to remain on the Company's financial statements. There were $23.4 million of mortgage-backed securities that were subject to the agreements at December 31, 2005. There were no mortgage-backed securities that were subject to the agreements at December 31, 2004.

SECURITIES LENDING

The Company has loaned $420.9 million of various corporate bonds and common stocks as part of a securities lending program administered by the Bank of New York. The Company requires collateral in the amount of 102% of fair value of the applicable securities loaned. The Company maintains effective control over all loaned securities, and, therefore, continues to report such securities as invested assets in the balance sheet. Collateral is reflected in the asset section of the balance sheet with an offsetting liability recognized in other liabilities for the obligation to return the collateral. A large portion ($353.8 million) of the collateral is unrestricted, but a small portion ($78.0 million) is restricted and is held in the Bank of New York Cash Reserves as of December 31, 2005. The Company did not have securities loaned as of December 31, 2004.

RETIREMENT PLANS

The Company participates in a qualified, noncontributory defined pension plan sponsored by Western and Southern. In addition, the Company provides certain other post-retirement benefits to retired employees through a plan sponsored by Western and Southern. The Company has no legal obligation for benefits under these plans. Western and Southern allocates expenses to the Company based on salary ratios.

SEPARATE ACCOUNTS

The separate accounts held by the Company relate to variable annuity contracts and market value adjusted annuity contracts. The variable annuity contracts held by the Company are non-guaranteed return contracts. The company collects certain fees for the administration of, and other benefits under, the contracts. The other activity within these accounts, including realized and unrealized gains or losses on its investments, has no effect on net income or capital and surplus of the Company.

                     Western-Southern Life Assurance Company

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

The market value adjusted annuity contracts are guaranteed return contracts which are sold as a fixed annuity product with guaranteed rates.

REINSURANCE

Reinsurance premiums and benefits paid or provided are accounted for on a basis consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts.

CASH, CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS

Short-term investments include investments with remaining maturities of one year or less and are principally stated at amortized cost, which approximates fair value.

Cash equivalents are short-term highly liquid investments with original maturities of three months or less at the time of acquisition and are principally stated at amortized cost, which approximates fair value.

FEDERAL INCOME TAXES

Western and Southern files a consolidated income tax return with its eligible subsidiaries, including the Company. The provision for federal income taxes is allocated to the Company using a separate return method based upon a written tax sharing agreement. The benefits from losses of subsidiaries, which are utilized in the consolidated return, will be retained by the subsidiaries under the tax sharing agreement. Western and Southern pays all federal income taxes due for all members of the consolidated group. The Company will then charge or reimburse, as the case may be, the members of the group an amount consistent with the method described in the tax sharing agreement.

                     Western-Southern Life Assurance Company

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

ACCOUNTING CHANGE

As of January 1, 2005, the Company adopted Statement of Statutory Accounting Principles (SSAP) No. 88, INVESTMENTS IN SUBSIDIARY, CONTROLLED, AND AFFILIATED ENTITIES, A REPLACEMENT OF SSAP NO. 46 (SSAP 88). SSAP 88 replaces SSAP No. 46, INVESTMENTS IN SUBSIDIARY, CONTROLLED, AND AFFILIATED ENTITIES, and establishes guidance on how to value non-insurance subsidiaries, controlled and affiliated entities (SCAs). This statement requires SCA's involved in specified activities where 20% or more of the SCA's revenue is generated from the reporting entity and its affiliates to be recorded based on the GAAP equity reported in the SCA's audited GAAP financial statements adjusted for specified GAAP to SAP differences. Investments in SCA's that do not meet the specified criteria are recorded based on the audited GAAP equity of the SCA. Upon adoption of SSAP 88, the Company recorded an increase to accumulated surplus of $9.9 million.

USE OF ESTIMATES

The preparation of financial statements of insurance companies requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

RECLASSIFICATIONS

Certain 2004 amounts have been reclassified to conform to the 2005 presentation.

                     Western-Southern Life Assurance Company

3. DEBT AND EQUITY SECURITIES

Fair values for fixed maturity securities are based on quoted market prices, where available. For fixed maturity securities not actively traded, fair values are estimated using values obtained from independent pricing services, or, in the case of private placements, are estimated by discounting the expected future cash flows using current market rates applicable to the coupon rate, credit risk and maturity of the investments. The fair values for equity securities that are not actively traded are estimated based on fair values of issues of comparable yield and quality.


                                                                           2005
                                                ----------------------------------------------------------
                                                BOOK/ADJUSTED      GROSS          GROSS
                                                  CARRYING       UNREALIZED     UNREALIZED
                                                    VALUE          GAINS          LOSSES       FAIR VALUE
                                                ----------------------------------------------------------
                                                                      (IN THOUSANDS)
U.S. Treasury securities and obligations
  of U.S. government corporations and
  agencies                                      $    156,465     $   2,214     $     (175)     $   158,504
Debt securities issued by states of the
  U.S. and political subdivisions of the
  States                                              53,330           364           (456)          53,238
Corporate securities/asset-backed
  securities                                       4,915,935       129,157        (45,520)       4,999,573
Mortgage-backed securities                         2,507,124        17,288        (28,023)       2,496,388
                                                ----------------------------------------------------------
Total                                           $  7,632,854     $ 149,023     $  (74,174)     $ 7,707,703
                                                ==========================================================



                                                                           2004
                                                ----------------------------------------------------------
                                                BOOK/ADJUSTED      GROSS          GROSS
                                                  CARRYING       UNREALIZED    UNREALIZED
                                                    VALUE          GAINS         LOSSES        FAIR VALUE
                                                ----------------------------------------------------------
                                                                      (IN THOUSANDS)
U.S. Treasury securities and obligations
  of U.S. government corporations and
  agencies                                      $     137,793    $    6,484    $       (3)     $   144,274
Debt securities issued by states of the
  U.S. and political subdivisions of the
  States                                               77,199           801          (393)          77,607
Corporate securities/asset-backed
  securities                                        4,935,425       266,703        (8,770)       5,193,357
Mortgage-backed securities                          2,504,822        47,670        (8,086)       2,544,407
                                                ----------------------------------------------------------
Total                                           $   7,655,239    $  321,658    $  (17,252)     $ 7,959,645
                                                ==========================================================


                     Western-Southern Life Assurance Company

3. DEBT AND EQUITY SECURITIES (CONTINUED)

A summary of the Company's gross unrealized losses and the associated fair value as of December 31 is as follows:


                                                                           2005
                                                ----------------------------------------------------------
                                                  UNREALIZED LOSSES LESS
                                                    THAN OR EQUAL TO 12         UNREALIZED LOSSES GREATER
                                                          MONTHS                     THAN 12 MONTHS
                                                ----------------------------------------------------------
                                                 UNREALIZED     ESTIMATED      UNREALIZED       ESTIMATED
                                                   LOSSES       FAIR VALUE       LOSSES        FAIR VALUE
                                                ----------------------------------------------------------
                                                                      (IN THOUSANDS)
Debt securities:
  U.S. Treasury securities and
    obligations of U.S. government
    corporations and agencies                         (161)          16,555           (14)             421

  Debt securities issued by states of the
    U.S. and political subdivisions of the
    states                                            (275)          19,115          (181)           3,859

  Corporate securities/asset-backed
    securities                                     (40,814)       1,877,988        (4,706)         127,554
  Mortgage-backed securities                       (23,600)       1,551,825        (4,423)         109,028
                                                ----------------------------------------------------------
Total                                           $  (64,850)    $  3,465,483    $   (9,324)     $   240,862
                                                ==========================================================

Preferred stocks                                $     (904)    $     59,072    $       --      $        --
                                                ==========================================================
Common stocks, unaffiliated                     $   (1,558)    $      4,455    $       --      $        --
                                                ==========================================================


                     Western-Southern Life Assurance Company

3. DEBT AND EQUITY SECURITIES (CONTINUED)


                                                                           2004
                                                ----------------------------------------------------------
                                                  UNREALIZED LOSSES LESS
                                                    THAN OR EQUAL TO 12         UNREALIZED LOSSES GREATER
                                                          MONTHS                     THAN 12 MONTHS
                                                ----------------------------------------------------------
                                                 UNREALIZED     ESTIMATED      UNREALIZED       ESTIMATED
                                                   LOSSES       FAIR VALUE       LOSSES        FAIR VALUE
                                                ----------------------------------------------------------
                                                                      (IN THOUSANDS)
Debt securities:
  U.S. Treasury securities and
    obligations of U.S. government
    corporations and agencies                           (3)           2,197            --               --

  Debt securities issued by states of the
    U.S. and political subdivisions of the
    states                                            (302)          14,848           (91)           4,754

  Corporate securities/asset-backed
    securities                                      (5,850)         521,141        (2,920)          72,573
  Mortgage-backed securities                        (5,763)         741,063        (2,323)          89,404
                                                ----------------------------------------------------------
Total                                           $  (11,918)    $  1,279,249    $   (5,334)     $   166,731
                                                ==========================================================

Preferred stocks                                $      (16)    $     24,480    $       --      $        --
                                                ==========================================================
Common stocks, unaffiliated                     $     (822)    $      3,633    $       --      $        --
                                                ==========================================================


Investments that are impaired at December 31, 2005 and 2004, for which an other-than temporary impairment has not been recognized, consist mainly of corporate debt securities issues and asset-backed securities. The impairment of these securities have been deemed as temporary due to the assigned rating and the typical fluctuations of these particular securities in the marketplace. The aggregated unrealized loss is approximately 1.99% and 1.21% of the amortized cost of these securities at December 31, 2005 and 2004, respectively. At December 31, 2005 there were a total of 583 securities held that are considered temporarily impaired, 63 of which have been impaired for 12 months or longer. Management continues to monitor these investments to determine if there has been an other-than-temporary impairment in fair market value. At December 31, 2004 there were a total of 233 securities held that are considered temporarily impaired, 33 of which have been impaired for 12 months or longer.

The amortized cost and estimated fair value of debt securities at December 31, 2005, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                     Western-Southern Life Assurance Company

3. DEBT AND EQUITY SECURITIES (CONTINUED)

                                            BOOK/ADJUSTED
                                            CARRYING VALUE   FAIR VALUE
                                            -----------------------------
                                                   (IN THOUSANDS)

Due in one year or less                     $     167,355   $     168,885
Due after one year through five years           1,576,186       1,616,466
Due after five years through ten years          2,316,946       2,339,778
Due after ten years                             1,065,243       1,086,186
Mortgage-backed securities                      2,507,124       2,496,388
                                            -----------------------------
Total                                       $   7,632,854   $   7,707,703
                                            =============================

Proceeds from sales of investments in debt securities during 2005 and 2004 were $2,035.7 million and $1,079.2 million, respectively. Gross gains of $21.5 million and $26.9 million and gross losses of $23.2 million and $15.5 million were realized on these sales in 2005 and 2004, respectively.

                           Western-Southern Life Assurance Company

3. DEBT AND EQUITY SECURITIES (CONTINUED)

Unrealized gains and losses on investments in common stocks and on investments in subsidiaries are reported directly in capital and surplus and do not affect net income. The unrealized gains and unrealized losses on, and the cost and fair value of those investments and preferred stocks, are as follows:


                                                          2005
                                  ----------------------------------------------------
                                                UNREALIZED    UNREALIZED       FAIR
                                     COST         GAINS         LOSSES        VALUE
                                  ----------------------------------------------------
                                                     (IN THOUSANDS)
Preferred stocks                  $  172,225    $   3,023     $    (904)    $  174,345
                                  ====================================================

Common stocks, unaffiliated       $   23,976    $  12,497     $  (1,558)    $   34,915
Common stocks of subsidiaries        115,969           --       (96,863)        19,107
                                  ----------------------------------------------------
Total common stocks               $  139,945    $  12,497     $ (98,421)    $   54,022
                                  ====================================================



                                                          2004
                                  ----------------------------------------------------
                                                UNREALIZED    UNREALIZED       FAIR
                                     COST         GAINS         LOSSES        VALUE
                                  ----------------------------------------------------
                                                     (IN THOUSANDS)
Preferred stocks                  $  169,539    $   9,228     $     (16)    $  178,751
                                  ====================================================

Common stocks, unaffiliated       $   35,684    $   7,864     $    (822)    $   42,726
Common stocks of subsidiaries        108,668           --      (104,827)         3,841
                                  ----------------------------------------------------
Total common stocks               $  144,352    $   7,864     $(105,649)    $   46,567
                                  ====================================================


Proceeds from sales of investments in equity securities during 2005 and 2004 were $164.3 million and $57.8 million, respectively. Gross gains of $0.3 million and $0.2 million and gross losses of $0.5 million and $0.0 million were realized on those sales in 2005 and 2004, respectively.

                     Western-Southern Life Assurance Company

4. FAIR VALUE OF FINANCIAL INSTRUMENTS

The following sets forth the fair values of the Company's financial instruments.

Fair values for debt, equity and short-term investment securities are disclosed in Note 3.

The fair values for mortgage loans, consisting principally of commercial real estate loans, are estimated using discounted cash flow analyses, using interest rates currently being offered for similar loans collateralized by properties with similar investment risk. The fair values for mortgage loans in default are established at the lower of the fair market value of the related underlying collateral or carrying value of the loan. Carrying and fair values of mortgage loans were $399.0 million and $417.4 million, and $429.1 million and $456.6 million at December 31, 2005 and 2004, respectively.

The Company believes it is not practicable to estimate the fair value of policy loans. These assets, totaling $48.5 million and $49.4 million at December 31, 2005 and 2004, respectively, are carried at their aggregate unpaid principal balances. Estimation of the fair value is not practicable as the loans have no stated maturity and are an integral part of the related insurance contracts.

The fair values for the Company's liabilities under investment-type insurance contracts are estimated as the contracts' cash surrender values. Carrying and fair values of investment-type contract reserves are $7,683.7 million and $7,569.1 million, and $7,645.3 million and $7,532.1 million at December 31, 2005 and 2004, respectively.

Certain reserves for investment-type insurance contracts do not include mortality or morbidity risk. Fair values for insurance reserves are not required to be disclosed. However, the estimated fair values of all insurance reserves and investment contracts are taken into consideration in the Company's overall management of interest rate risk.

5. CONCENTRATIONS OF CREDIT RISK

At December 31, 2005 and 2004, the Company held unrated or less-than-investment grade corporate bonds with a book value of $577.5 million and $520.4 million, respectively, and an aggregate fair value of $594.9 million and $578.4 million, respectively. Those holdings amounted to 7.6% and 6.8%, respectively, of the Company's investments in bonds and 6.5% and 5.9%, respectively, of the Company's total admitted assets as of December 31, 2005 and 2004. The Company performs periodic evaluations of the relative credit standing of the issuers of these bonds. The Company considers these evaluations in its overall investment strategy.

                     Western-Southern Life Assurance Company

5. CONCENTRATIONS OF CREDIT RISK (CONTINUED)

The Company's investments in mortgage loans principally involve commercial real estate. At December 31, 2005, 34.6% of such mortgages, or $138.1 million, involved properties located in Ohio and Texas. Such investments consist of first mortgage liens on completed income-producing properties. The mortgage outstanding on any individual property does not exceed $23.3 million.

During 2005, the respective maximum and minimum lending rates for new commercial mortgage loans issued were 11.00% and 5.75%. No other categories of mortgage loans were issued. At the issuance of a loan, the percentage of loan to value on any one loan does not exceed 80%. At December 31, 2005, the Company held no mortgages with interest overdue beyond one year.

During 2005, the Company did not reduce interest rates on any outstanding mortgages. At December 31, 2005, the Company's investments in mortgage loans were not subject to prior liens. At December 31, 2005, the Company held no mortgage loans that require payments of principal or interest be made based upon cash flows generated by the property serving as collateral for the loans or that have a diminutive payment required. All properties covered by mortgage loans have fire insurance at least equal to the excess of the loan over the maximum loan that would be allowed on the land without the building.

Interest changes may have temporary effects on the sale and profitability of annuity products offered by the Company. Although the rates offered by the Company are adjustable in the long-term, in the short-term they may be subject to contractual and competitive restrictions, which may prevent timely adjustment. The Company's management constantly monitors interest rates with respect to a spectrum of duration and sells annuities that permit flexible responses to interest rate changes as part of the Company's management of interest spreads. However, adverse changes in investment yields on invested assets will affect the earnings on those products with a guaranteed return.

6. RELATED PARTY TRANSACTIONS

The Company has no employees of its own and reimburses Western and Southern for management services and rent. Management services provided by Western and Southern amounted to $51.5 million and $52.7 million in 2005 and 2004, respectively. Rent expense was $4.8 million and $4.9 million in 2005 and 2004, respectively.

                     Western-Southern Life Assurance Company

6. RELATED PARTY TRANSACTIONS (CONTINUED)

The Company made capital contributions of $7.9 million and $2.8 million to Touchstone Securities, Inc. during 2005 and 2004, respectively. Additionally, the Company paid commissions of $0.8 million and $1.1 million to Touchstone Securities, Inc. and commissions of $0.4 million and $0.5 million to Fort Washington Brokerage Services (FWBS) during 2005 and 2004, respectively.

The Company made capital contributions to Integrated Fund Services (IFS) of $1.0 million in 2004. Additionally, the Company pays commissions to IFS for sales made on behalf of the Company. These commissions totaled $6.4 million and $8.4 million in 2005 and 2004, respectively.

The Company made capital contributions to Fort Washington Brokerage Services of $.3 million and $1.7 million during 2005 and 2004, respectively.

The Company had no investments in Touchstone Funds at December 31, 2005. At December 31, 2004, the Company had $11.0 million invested in the Touchstone Funds, which are mutual funds administered by Touchstone Advisors, Inc., a wholly owned subsidiary of IFS.

7. FEDERAL INCOME TAXES

The Company is included in the consolidated federal income tax return of Western and Southern. The Company had a payable to Western and Southern in the amount of $5.7 million and $12.8 million as of December 31, 2005 and 2004, respectively.

Income before federal income taxes differs from taxable income principally due to accrued market discounts, differences in net deferred acquisition costs and contingency liabilities between tax and statutory-basis financial reporting purposes.

The amount of federal income taxes incurred that will be available for recoupment at December 31, 2005 in the event of future net losses is $33.9 million and $27.5 million from 2005 and 2004, respectively.

The components of the net deferred tax asset at December 31, are as follows:

                                                      2005         2004
                                                 -------------------------
                                                      (IN THOUSANDS)
Gross deferred tax assets                        $    57,188   $   59,636
Gross deferred tax liabilities                        26,260       22,323
Deferred tax assets nonadmitted                           --        2,732
Decrease in deferred tax assets nonadmitted           (2,732)      (1,239)

                     Western-Southern Life Assurance Company

7. FEDERAL INCOME TAXES (CONTINUED)

Current income taxes incurred for the years ended December 31, consist of the following major components:

                                                          2005          2004
                                                      -------------------------
                                                           (IN THOUSANDS)
Federal income tax expense on
  operating income                                    $   38,688     $   29,469
Federal income tax expense on
  capital gains                                           (1,577)            60
Tax credits                                               (3,161)        (2,010)
Prior year over accrual                                     (433)           996
                                                      -------------------------
Current income taxes incurred                         $   33,517     $   28,515
                                                      =========================

The main components of the deferred tax amount on December 31, are as follows:

                                                         2005           2004
                                                      -------------------------
                                                           (IN THOUSANDS)
Deferred tax assets:
 Reserves                                             $   21,754     $   26,252
 Proxy deferred acquisition costs                         29,914         29,280
 Stocks/bonds/short-term
  investments                                              5,519          4,096
 Other                                                         1              8
                                                      ----------     ----------
Gross deferred tax assets                                 57,188         59,636

Deferred tax asset nonadmitted                                --         (2,732)

Deferred tax liabilities:
 Stocks/bonds/short-term
   investments                                            10,445          4,414
 Other                                                    15,815         17,909
                                                      -------------------------
Total deferred tax liabilities                            26,260         22,323
                                                      -------------------------
Net admitted deferred tax assets                      $   30,928     $   34,581
                                                      =========================

                     Western-Southern Life Assurance Company

7. FEDERAL INCOME TAXES (CONTINUED)

Changes in the deferred tax assets and deferred tax liabilities for the year ended December 31, are as follows:

                                                          2005          2004
                                                        ----------------------
                                                            (IN THOUSANDS)
Increase (decrease) in deferred tax assets resulting
 from book/tax differences in:
   Reserves                                             $ (4,498)    $  (2,043)
   Proxy deferred acquisition costs                          634         4,598
   Stocks/bonds/short-term investments                     1,423       (13,837)
   Other                                                      (7)          (66)
                                                        ----------------------
Total change in deferred tax assets                     $ (2,448)    $ (11,348)
                                                        ======================

Change in deferred tax assets nonadmitted               $ (2,732)    $  (1,239)
                                                        ======================

Increase (decrease) in deferred tax liabilities
 resulting from book/tax differences in:
   Stocks/bonds                                         $  6,031     $  (3,766)
   Other                                                  (2,094)        8,871
                                                        ----------------------
Total change in deferred tax liabilities                $  3,937     $   5,105
                                                        ======================

The Company's federal income tax expense and change in deferred taxes differs from the amount obtained by applying the federal statutory rate of 35% to gain from operations before federal income tax expense and net realized capital gains. The significant differences for the year ended December 31, are as follows:

                     Western-Southern Life Assurance Company

7. FEDERAL INCOME TAXES (CONTINUED)


                                                 2005                        2004
                                       ----------------------------------------------------
                                                         TAX                          TAX
                                         AMOUNT        EFFECT        AMOUNT         EFFECT
                                       ----------------------------------------------------
                                                          (IN THOUSANDS)
Income before taxes                    $  126,865    $   44,403    $  140,197    $   49,069
Book vs. tax capital gains/losses          (3,892)       (1,362)       (7,801)       (2,730)
Book over tax reserves                    (12,850)       (4,498)      (34,759)      (12,166)
Net deferred acquisition costs
 adjustment                                 4,614         1,615        10,840         3,794
IMR amortization                           (4,913)       (1,719)       (6,838)       (2,393)
Accrued market discount                    (9,411)       (3,294)      (11,930)       (4,176)
Dividends received deduction                 (890)         (312)         (804)         (282)
Non qualified pension                      (1,798)         (629)       (6,529)       (2,285)
Other                                       8,307         2,907         1,994           698
                                       ----------------------------------------------------
Taxable income                         $  106,032    $   37,111    $   84,369    $   29,529
                                       ====================================================


8. COMMITMENTS AND CONTINGENCIES

The Company is named as a defendant in various legal actions arising in the ordinary course of the Company business. The Company believes the resolution of these actions will not have a material effect on the Company's financial position.

At December 31, 2005, the Company does not have any material leases for office space or equipment.

                     Western-Southern Life Assurance Company

9. REGULATORY MATTERS

A reconciliation of "statutory accounting principles" (SAP) capital and surplus to GAAP capital and surplus at December 31, and SAP net income to GAAP net income for the year ended December 31, follows:

                                                          2005          2004
                                                       ------------------------
                                                            (IN THOUSANDS)
SAP capital and surplus                                $  578,102    $  492,904
Deferred policy acquisition costs                         351,103       210,287
Policy reserves                                          (148,340)     (152,914)
Asset valuation and interest maintenance reserves          84,592        74,903
Income taxes                                              (74,608)     (108,214)
Net unrealized loss on available-for-sale securities       76,133       333,933
Reinsurance payable to parent                            (106,392)     (101,902)
Other, net                                                    489         9,230
                                                       ------------------------
GAAP capital and surplus                               $  761,079    $  758,227
                                                       ========================

                                                          2005          2004
                                                       ------------------------
                                                            (IN THOUSANDS)
SAP net income                                         $   96,401    $  114,003
Deferred policy acquisition costs                         (22,942)        1,922
Policy reserves                                             7,244       (31,137)
Income taxes                                                  446       (14,347)
Interest maintenance reserve                               (7,966)       (9,158)
Other, net                                                 (5,033)       16,634
                                                       ------------------------
GAAP net income                                        $   68,150    $   77,917
                                                       ========================

The Company is required by statutory regulations to meet minimum risk-based capital standards. Risk-based capital is a method of measuring the minimum amount of capital appropriate for an insurance company to support its overall business operations in consideration of its size and risk profile. At December 31, 2005 and 2004, the Company substantially exceeded the minimum risk-based capital standards.

State regulatory authorities have powers relating to granting and revoking licenses to transact business, the licensing of agents, the regulation of premium rates and trade practices, the form and content of insurance policies, the content of advertising material, financial statements and the nature of permitted practices.

                     Western-Southern Life Assurance Company

9. REGULATORY MATTERS (CONTINUED)

Ohio insurance law limits the amount of dividends that can be paid to a parent in a holding company structure without prior approval of the regulators to the greater of ten percent of statutory surplus or statutory net income as of the preceding December 31, but only to the extent of earned surplus as of preceding December 31. In 2006, the Company has $96.4 million available for payment of dividends to Western and Southern based on net income of $96.4 million for the year ended December 31, 2005. During 2005 and 2004, the Company did not pay dividends to Western and Southern.

10. ANNUITY RESERVES

At December 31, 2005, the Company's annuity reserves and deposit fund liabilities that are subject to discretionary withdrawal (with adjustment), subject to discretionary withdrawal (without adjustment), and not subject to discretionary withdrawal provisions are summarized as follows:

                                                             AMOUNT      PERCENT
                                                         --------------  -------
                                                         (IN THOUSANDS)
Subject to discretionary withdrawal:
  With market value adjustment                            $      7,797     0.1%
  At book value less current surrender                       4,739,130    68.4
    charge of 5% or more:
  At market value                                              119,297     1.7
Subject to discretionary withdrawal (without
  adjustment) at book value with minimal or no
  charge or adjustment                                       1,979,116    28.6
Not subject to discretionary withdrawal *                       81,617     1.2
                                                         -------------  ------
Total net annuity reserves and deposit fund liabilities   $  6,926,957   100.0%
                                                         =============  ======

* Amount is net of $145 thousand of reserves ceded through a reinsurance agreement.

The net annuity reserves and deposit fund liabilities shown above are included in "policy reserves" in the 2005 balance sheet.

                     Western-Southern Life Assurance Company

11. REINSURANCE

The Company has two modified coinsurance agreements with Western and Southern, whereby the Company cedes most of the universal life business issued (100% of certain universal life products). New universal life products are not covered under the remaining modified coinsurance agreements. Under the terms of the agreements, the Company retains the reserves and the related assets of this business. The Company also records, in its statements of operations, premiums less experience refunds, commissions, adjustments to reserves as specified in the agreement, benefits incurred and other related expenses of this business.

Certain premiums and benefits are ceded to other insurance companies under various reinsurance agreements. The majority of the ceded business is due to an automatic quota share agreement. The Company's ceded reinsurance arrangements reduced certain items in the accompanying financial statements by the following amounts:

                                                2005      2004
                                              ------------------
                                                (IN THOUSANDS)

     Premiums                                 $  3,661  $  3,064
     Benefits paid or provided                   2,010     2,968
     Policy and contract liabilities             8,905     8,316

The net amount of reduction to capital and surplus at December 31, 2005 if all reinsurance agreements were cancelled is $93.6 million.

In 2005 and 2004, the Company did not commute any ceded reinsurance nor did it enter into or engage in any agreement that reinsures policies or contracts that were in-force or had existing reserves as of the effective date of such agreements.

The Company remains obligated for amounts ceded in the event that the reinsurers do not meet their obligations.

No policies issued by the company have been reinsured with a foreign company, which is controlled, either directly or indirectly, by a party not primarily engaged in the business of insurance.

                     Western-Southern Life Assurance Company

12. SEPARATE ACCOUNTS

Separate accounts held by the Company represent funds, which are administered for variable annuity contracts and market value adjusted annuity contracts.

The variable annuity contracts held by the Company do not have any minimum guarantees and the investment risks associated with market value changes are borne entirely by the policyholder. The assets consist of mutual funds and are carried at market value.

The market value adjusted annuity contracts are guaranteed return contracts. The guaranteed rate options are sold as a fixed annuity product with guarantee rates based on the guarantee period selected by the policyholder. The cash surrender values are the guaranteed cash value plus a market value adjustment that can be positive or negative. The market value adjustment is based on the U.S. swap rate at issue and at surrender.

Information regarding the separate accounts of the Company as of and for the year ended December 31, 2005 is as follows:

                                                        NONINDEXED       NON-
                                                         GUARANTEE    GUARANTEED
                                                        LESS THAN/     SEPARATE
                                                        EQUAL TO 4%    ACCOUNTS
                                                        ------------------------
                                                             (IN THOUSANDS)
Premiums, deposits and other considerations
  for the year ended December 31, 2005                  $    --       $    6,675
                                                        ========================

Reserves for separate accounts as of December 31, 2005
  (all subject to discretionary withdrawal)             $ 7,797       $  119,297
                                                        ========================

                     Western-Southern Life Assurance Company

12. SEPARATE ACCOUNTS (CONTINUED)

A reconciliation of the amounts transferred to and from the separate accounts is presented below:

                                                                       2005
                                                                  -------------
                                                                  (IN THOUSANDS)
Transfers as reported in the statements of operations
 of the separate accounts statement:
   Transfers to separate accounts                                 $       6,675
   Transfers from separate accounts                                      32,231
                                                                  -------------
Net transfers from separate accounts                                    (25,556)

Reconciling adjustments:
   Miscellaneous Expenses                                                   126
   Fees associated with charges for investment management,
   administration, and contract guarantees                               (1,836)
                                                                  -------------
Net transfers as reported in the statements of operations         $     (27,266)
                                                                  =============

13. PREMIUM AND ANNUITY CONSIDERATIONS DEFERRED AND UNCOLLECTED

Deferred and uncollected life insurance premiums and annuity considerations at December 31, 2005, were as follows:

                                                NET OF
                                    GROSS       LOADING
                                  ----------------------
                                      (IN THOUSANDS)

     Ordinary new business        $   2,242    $     500
     Ordinary renewal                 9,854       15,879
                                  ----------------------

     Total                        $  12,096    $  16,379
                                  ======================